NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 7.7%
	FIXED INCOME - 7.7%
7,000,000	iShares iBoxx $ High Yield Corporate Bond ETF (h)				$567,840,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $551,286,800)				567,840,000

	OPEN-END FUNDS — 1.8%
	FIXED INCOME - 0.8%
5,618,472	Navigator Ultra Short Bond Fund, Class I(g)				56,690,385

	MIXED ALLOCATION – 1.0%
6,978,646	Navigator Tactical US Allocation Fund, Class I(g)				71,531,118

	TOTAL OPEN-END FUNDS (Cost $126,422,965)				128,221,503

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 47.5%
	ADVERTISING & MARKETING — 0.1%
5,277,000	Omnicom Group, Inc. / Omnicom Capital, Inc.		3.6000	04/15/26	5,271,875

	AEROSPACE & DEFENSE — 1.5%
80,000,000	Boeing Company		2.1960	02/04/26	79,986,419
15,900,000	RTX Corporation		5.7500	11/08/26	16,105,144
14,044,000	Teledyne Technologies, Inc.		1.6000	04/01/26	13,988,278
					110,079,841
	ASSET MANAGEMENT — 0.2%
16,716,000	Charles Schwab Corporation(a)	SOFRRATE + 0.520%	4.3320	05/13/26	16,726,807

	AUTOMOTIVE — 7.0%
23,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.870%	4.5200	07/09/27	23,124,382
47,500,000	American Honda Finance Corporation(a)	SOFRRATE + 0.730%	4.5420	08/13/27	47,729,287
25,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.650%	4.4450	11/19/27	25,044,807

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	AUTOMOTIVE — 7.0% (Continued)
14,700,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.800%	4.6120	08/13/26	$14,745,553
34,803,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	4.4700	03/19/27	34,955,548
43,168,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	42,829,017
39,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	5.2770	11/05/26	39,111,554
12,719,000	General Motors Financial Company, Inc.		5.4000	04/06/26	12,752,588
42,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	4.6810	03/25/27	42,200,593
56,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	4.4610	04/01/27	56,230,478
4,250,000	Toyota Motor Corporation		1.3390	03/25/26	4,235,485
30,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.450%	4.1000	04/10/26	30,017,934
50,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.430%	4.0740	06/09/27	50,129,840
21,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.450%	4.1000	01/12/28	21,030,421
20,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	4.5190	03/20/26	20,009,639
23,688,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	4.8680	08/14/26	23,767,976
30,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	4.7510	03/25/27	30,093,523
					518,008,625
	BANKING — 9.8%
53,803,000	Bank of America Corporation(c)	TSFR3M + 1.322%	3.5590	04/23/27	53,749,254
95,819,000	Bank of America Corporation(c)	SOFRRATE + 0.960%	1.7340	07/22/27	94,827,625
25,000,000	Canadian Imperial Bank of Commerce(a)	SOFRINDX + 0.930%	4.6310	09/11/27	25,075,866
25,000,000	Citibank NA(a)	SOFRINDX + 0.590%	4.2300	04/30/26	25,017,331
40,000,000	Citibank NA(a)	SOFRINDX + 0.708%	4.5210	08/06/26	40,082,940
58,000,000	Citibank NA(a)	SOFRRATE + 0.781%	4.5350	05/29/27	58,277,985
20,000,000	Commonwealth Bank of Australia(a),(b)	SOFRRATE + 0.460%	4.2330	11/27/26	20,069,141
38,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.3930	08/28/26	38,083,496
54,759,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.885%	1.5780	04/22/27	54,471,280

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	BANKING — 9.8% (Continued)
89,047,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	$87,657,530
21,316,000	PNC Bank NA(c)	SOFRRATE + 0.630%	4.5430	05/13/27	21,346,338
50,000,000	Royal Bank of Canada(a)	SOFRINDX + 0.790%	4.4390	07/23/27	50,069,191
100,000,000	Wells Fargo & Company Series Q(c)	US0003M + 1.170%	3.1960	06/17/27	99,706,806
52,674,000	Wells Fargo & Company(c)	SOFRRATE + 0.780%	4.9000	01/24/28	53,131,822
					721,566,605
	BEVERAGES — 0.8%
57,500,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.3850	11/15/26	57,533,455

	BIOTECH & PHARMA — 1.7%
21,227,000	Amgen, Inc.		2.6000	08/19/26	21,084,373
48,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.1960	03/12/27	48,180,989
28,000,000	Merck & Company, Inc.(a)	SOFRRATE + 0.460%	4.1510	09/15/27	28,157,372
29,000,000	Pfizer, Inc.(a)	SOFRRATE + 0.500%	4.2890	11/15/27	29,122,819
					126,545,553
	CABLE & SATELLITE — 0.0%(d)
1,200,000	Cequel Communications Holdings I, LLC / Cequel(b)		7.5000	04/01/28	721,500

	COMMERCIAL SUPPORT SERVICES — 0.3%
20,438,000	TR Finance, LLC		3.3500	05/15/26	20,391,148

	CONTAINERS & PACKAGING — 0.1%
8,000,000	Sealed Air Corporation(b)		1.5730	10/15/26	7,867,151

	E-COMMERCE DISCRETIONARY — 0.2%
15,997,000	eBay, Inc.		1.4000	05/10/26	15,891,813

	ELECTRIC UTILITIES — 0.5%
38,450,000	Entergy Corporation		2.9500	09/01/26	38,224,805

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	ELECTRICAL EQUIPMENT — 1.1%
50,000,000	Amphenol Corporation(a)	SOFRRATE + 0.530%	4.3490	11/15/27	$50,135,389
10,000,000	Fortive Corporation		3.1500	06/15/26	9,964,259
18,379,000	Johnson Controls International plc		3.9000	02/14/26	18,379,377
					78,479,025
	FOOD — 1.4%
6,041,000	Conagra Brands, Inc.		5.3000	10/01/26	6,086,178
35,665,000	Kellogg Company		3.2500	04/01/26	35,634,230
63,774,000	Kraft Heinz Foods Company		3.0000	06/01/26	63,572,324
					105,292,732
	GAS & WATER UTILITIES — 0.1%
4,000,000	National Fuel Gas Company		5.5000	10/01/26	4,037,431

	HEALTH CARE FACILITIES & SERVICES — 3.3%
65,421,000	Cardinal Health, Inc.		4.7000	11/15/26	65,845,019
9,458,000	Cigna Corporation		1.2500	03/15/26	9,428,879
73,051,000	CVS Health Corporation		2.8750	06/01/26	72,786,031
5,227,000	CVS Health Corporation		3.0000	08/15/26	5,199,314
36,956,000	HCA, Inc.		5.2500	06/15/26	36,995,571
52,429,000	Universal Health Services, Inc.		1.6500	09/01/26	51,666,162
					241,920,976
	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
20,000,000	Jefferies Financial Group, Inc.		4.7500	08/11/26	20,000,276
24,000,000	Jefferies Financial Group, Inc.		4.5000	09/15/26	24,069,843
100,000,000	Morgan Stanley(c)	SOFRRATE + 0.879%	1.5930	05/04/27	99,379,453
20,000,000	Morgan Stanley(c)	SOFRRATE + 0.858%	1.5120	07/20/27	19,768,523
					163,218,095
	INSURANCE — 0.3%
20,000,000	Brown & Brown, Inc.		4.6000	12/23/26	20,122,644

	LEISURE FACILITIES & SERVICES — 1.4%
9,626,000	Marriott International, Inc.		3.1250	06/15/26	9,598,697
26,264,000	Marriott International, Inc.		5.4500	09/15/26	26,482,487

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	LEISURE FACILITIES & SERVICES — 1.4% (Continued)
59,350,000	Royal Caribbean Cruises Ltd.(b)		4.2500	07/01/26	$59,332,112
9,100,000	Royal Caribbean Cruises Ltd.(b)		5.5000	08/31/26	9,109,728
					104,523,024
	MACHINERY — 1.3%
40,000,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.380%	4.0330	01/07/27	40,090,773
40,000,000	John Deere Capital Corporation(a)	SOFRRATE + 0.400%	4.0830	01/07/28	40,094,435
16,651,000	Veralto Corporation		5.5000	09/18/26	16,803,159
					96,988,367
	OIL & GAS PRODUCERS — 2.2%
34,750,000	Chevron USA, Inc.(a)	SOFRINDX + 0.360%	4.1370	02/26/27	34,843,636
13,567,000	Chevron USA, Inc.(a)	SOFRINDX + 0.470%	4.2470	02/26/28	13,624,546
3,838,000	Enbridge, Inc.		1.6000	10/04/26	3,778,253
5,498,000	Enbridge, Inc.		5.9000	11/15/26	5,576,371
53,000,000	Energy Transfer, L.P.		6.0500	12/01/26	53,834,713
21,654,000	Kinder Morgan, Inc.		1.7500	11/15/26	21,296,076
6,994,000	MPLX, L.P. B		1.7500	03/01/26	6,981,304
26,162,000	ONEOK, Inc.		5.5500	11/01/26	26,427,126
					166,362,025
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
50,012,000	Crown Castle International Corporation		3.7000	06/15/26	49,935,867
50,075,000	Equinix, Inc.		1.4500	05/15/26	49,712,914
16,744,000	Weyerhaeuser Company		4.7500	05/15/26	16,782,880
					116,431,661
	RETAIL - DISCRETIONARY — 2.0%
26,597,000	AutoZone, Inc.		3.1250	04/21/26	26,550,573
30,721,000	AutoZone, Inc.		5.0500	07/15/26	30,871,500
66,448,000	Lowe’s Companies, Inc.		4.8000	04/01/26	66,509,969
6,000,000	O’Reilly Automotive, Inc.		3.5500	03/15/26	5,997,530
9,106,000	O’Reilly Automotive, Inc.		5.7500	11/20/26	9,221,861
10,127,000	Ross Stores, Inc.		0.8750	04/15/26	10,066,118
					149,217,551

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	SEMICONDUCTORS — 0.3%
22,103,000	Skyworks Solutions, Inc.		1.8000	06/01/26	$21,926,135

	SOFTWARE — 2.0%
22,876,000	Fortinet, Inc.		1.0000	03/15/26	22,794,178
70,768,000	Oracle Corporation		1.6500	03/25/26	70,520,236
57,225,000	Oracle Corporation		2.6500	07/15/26	56,822,525
					150,136,939
	SPECIALTY FINANCE — 1.0%
33,495,000	American Express Company(c)	SOFRINDX + 0.750%	5.6450	04/23/27	33,618,980
18,084,000	American Express Company(c)	SOFRRATE + 0.970%	5.3890	07/28/27	18,208,084
22,696,000	NTT Finance Corporation(b)		1.1620	04/03/26	22,584,029
					74,411,093
	TECHNOLOGY HARDWARE — 1.0%
17,367,000	Avnet, Inc.		4.6250	04/15/26	17,370,055
6,606,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	6,625,352
49,555,000	TD SYNNEX Corporation		1.7500	08/09/26	48,915,483
					72,910,890
	TECHNOLOGY SERVICES — 1.4%
3,225,000	Fidelity National Information Services, Inc.		1.1500	03/01/26	3,218,026
100,000,000	International Business Machines Corporation		3.3000	05/15/26	99,869,274
					103,087,300
	TELECOMMUNICATIONS — 1.1%
54,946,000	T-Mobile USA, Inc.		1.5000	02/15/26	54,881,305
27,478,000	T-Mobile USA, Inc.		2.2500	02/15/26	27,459,547
					82,340,852
	TOBACCO & CANNABIS — 1.0%
21,230,000	Altria Group, Inc.		4.4000	02/14/26	21,226,138
52,968,000	Altria Group, Inc.		2.6250	09/16/26	52,577,677
					73,803,815
	TRANSPORTATION EQUIPMENT — 0.6%
48,312,000	Westinghouse Air Brake Technologies Corporation		3.4500	11/15/26	48,129,396

	TOTAL CORPORATE BONDS (Cost $3,504,430,349)				3,512,169,129

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 33.7%
	U.S. TREASURY BILLS — 33.7%
150,000,000	United States Treasury Bill(e)		2.1900	02/05/26	$149,955,025
150,000,000	United States Treasury Bill(e)		3.0400	02/12/26	149,850,347
150,000,000	United States Treasury Bill(e)		3.2700	02/19/26	149,745,425
150,000,000	United States Treasury Bill(e)		3.4000	02/26/26	149,637,834
150,000,000	United States Treasury Bill(e)		3.4500	03/05/26	149,533,773
150,000,000	United States Treasury Bill(e)		3.5100	03/12/26	149,425,304
150,000,000	United States Treasury Bill(e)		3.5400	03/19/26	149,319,246
150,000,000	United States Treasury Bill(e)		3.5500	03/26/26	149,216,696
150,000,000	United States Treasury Bill(e)		3.5500	04/02/26	149,113,772
150,000,000	United States Treasury Bill(e)		3.5600	04/09/26	149,014,743
150,000,000	United States Treasury Bill(e)		3.5600	04/16/26	148,911,084
150,000,000	United States Treasury Bill(e)		3.5600	04/23/26	148,810,833
150,000,000	United States Treasury Bill(e)		3.5800	04/30/26	148,703,156
250,000,000	United States Treasury Note		3.5000	09/30/29	248,471,679
300,000,000	United States Treasury Note		4.1250	10/31/29	304,552,733
					2,494,261,650
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,486,427,390)				2,494,261,650

Units
	COLLATERAL FOR SECURITIES LOANED — 3.8%
283,944,461	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 3.61% (f),(i)				283,944,461
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $283,944,461)

Shares
	SHORT-TERM INVESTMENTS — 7.0%
	MONEY MARKET FUND - 7.0%
514,837,080	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.58% (Cost $514,837,080)(f)				514,837,080

	TOTAL INVESTMENTS – 101.5% (Cost $7,467,349,045)				$7,501,273,823
	LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%				(112,345,861)
	NET ASSETS - 100.0%				$7,388,927,962

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
18,075	CBOT 5 Year US Treasury Note	04/01/2026	$1,968,904,111	$(11,078,099)
1,000	CME E-Mini Standard & Poor’s 500 Index Futures	03/23/2026	348,287,500	5,163,312
	TOTAL FUTURES CONTRACTS			$(5,914,787)

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	TSFR3M

US0003M	ICE LIBOR USD 3 Month

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is $341,686,971 or 4.6% of net assets.

(c)	Variable rate security; the rate shown represents the rate on January 31, 2026.

(d)	Percentage rounds to less than 0.1%.

(e)	Zero coupon bond; rate disclosed is the effective yield as of January 31, 2026.

(f)	Rate disclosed is the seven-day effective yield as of January 31, 2026.

(g)	Affiliated Security.

(h)	All or a portion of the security is on loan. Total loaned securities had a value of $278,042,534 at January 31, 2026.

(i)	Security purchased with cash proceeds of securities lending collateral.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Payment Frequency	Notional Value at January 31, 2026	Value	Upfront Premiums Paid	Unrealized Appreciation

CDX North American High Yield Series 42	GS	6/20/2029	5.00%	Quarterly	$125,000,000	$10,555,556	$6,741,842	$3,813,714
CDX North American High Yield Series 43	GS	12/20/2029	5.00%	Quarterly	122,982,000	10,367,929	4,955,978	5,411,951
CDX North American High Yield Series 44	GS	6/20/2030	5.00%	Quarterly	690,030,000	63,236,726	43,680,154	19,556,572
CDX North American High Yield Series 44	MS	6/20/2030	5.00%	Quarterly	83,160,000	7,621,069	3,093,931	4,527,138
CDX North American High Yield Series 45	GS	12/20/2030	5.00%	Quarterly	1,669,338,000	149,134,391	114,492,764	34,641,627

TOTAL						$240,915,671	$172,964,669	$67,951,002

GS - Goldman Sachs

MS - Morgan Stanley

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9%
	AEROSPACE & DEFENSE — 1.9%
800,000	Boeing Company		6.2980	05/01/29	$850,073
1,500,000	Boeing Company		5.1500	05/01/30	1,542,235
100,000	Boeing Company		3.6250	02/01/31	96,413
1,100,000	Boeing Company		6.5280	05/01/34	1,218,271
1,100,000	Boeing Company		5.7050	05/01/40	1,126,543
1,000,000	Boeing Company		5.8050	05/01/50	990,353
800,000	Boeing Company		6.8580	05/01/54	904,265
1,400,000	Boeing Company		5.9300	05/01/60	1,383,002
600,000	Boeing Company		7.0080	05/01/64	687,489
1,100,000	General Dynamics Corporation		3.6250	04/01/30	1,080,023
500,000	L3Harris Technologies, Inc.		5.4000	07/31/33	521,122
500,000	L3Harris Technologies, Inc.		5.3500	06/01/34	515,948
500,000	Lockheed Martin Corporation		5.2500	01/15/33	526,465
800,000	Lockheed Martin Corporation		4.0700	12/15/42	689,454
800,000	Lockheed Martin Corporation		3.8000	03/01/45	646,580
900,000	Lockheed Martin Corporation		4.0900	09/15/52	720,817
600,000	Lockheed Martin Corporation		5.2000	02/15/55	568,923
700,000	Northrop Grumman Corporation		4.4000	05/01/30	705,842
400,000	Northrop Grumman Corporation		5.2000	06/01/54	377,877
1,100,000	Raytheon Technologies Corporation		3.0300	03/15/52	721,467
1,200,000	RTX Corporation		4.1250	11/16/28	1,206,057
700,000	RTX Corporation		2.2500	07/01/30	646,093
300,000	RTX Corporation		6.0000	03/15/31	322,972
700,000	RTX Corporation		5.1500	02/27/33	724,859
700,000	RTX Corporation		6.1000	03/15/34	764,843
500,000	RTX Corporation		5.3750	02/27/53	482,697
600,000	RTX Corporation		6.4000	03/15/54	662,949
					20,683,632
	APPAREL & TEXTILE PRODUCTS — 0.1%
700,000	NIKE, Inc.		2.8500	03/27/30	668,510
800,000	NIKE, Inc.		3.3750	03/27/50	575,669
					1,244,179
	ASSET MANAGEMENT — 0.5%
500,000	Apollo Debt Solutions BDC		6.7000	07/29/31	521,667

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	ASSET MANAGEMENT — 0.5% (Continued)
800,000	Ares Capital Corporation		5.8000	03/08/32	$804,901
900,000	Blue Owl Credit Income Corporation		6.6500	03/15/31	921,362
600,000	Brookfield Finance, Inc.		5.9680	03/04/54	611,021
800,000	Charles Schwab Corporation		2.9000	03/03/32	734,227
700,000	Raymond James Financial, Inc.		4.9500	07/15/46	643,293
600,000	Sixth Street Lending Partners		6.1250	07/15/30	613,802
600,000	UBS Group A.G.		4.8750	05/15/45	555,218
					5,405,491
	AUTOMOTIVE — 1.9%
800,000	Aptiv plc / Aptiv Corporation		4.1500	05/01/52	620,008
1,000,000	Ford Motor Company Class B		3.2500	02/12/32	888,291
900,000	Ford Motor Company		6.1000	08/19/32	937,133
900,000	Ford Motor Company		4.7500	01/15/43	723,247
900,000	Ford Motor Credit Company, LLC		6.7980	11/07/28	948,241
800,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	822,565
600,000	Ford Motor Credit Company, LLC		5.1130	05/03/29	604,786
700,000	Ford Motor Credit Company, LLC		5.8750	11/07/29	722,208
700,000	Ford Motor Credit Company, LLC		7.3500	03/06/30	756,135
300,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	285,620
500,000	Ford Motor Credit Company, LLC		6.0500	03/05/31	517,148
300,000	Ford Motor Credit Company, LLC		6.0540	11/05/31	310,070
200,000	Ford Motor Credit Company, LLC		7.1220	11/07/33	216,385
800,000	Ford Motor Credit Company, LLC		6.1250	03/08/34	819,224
600,000	General Motors Company		5.0000	10/01/28	611,865
800,000	General Motors Company		6.6000	04/01/36	873,057
700,000	General Motors Company		6.2500	10/02/43	716,128
600,000	General Motors Company		5.9500	04/01/49	585,749
600,000	General Motors Financial Company, Inc.		5.8000	01/07/29	625,778
500,000	General Motors Financial Company, Inc.		4.3000	04/06/29	500,777
500,000	General Motors Financial Company, Inc.		5.3500	01/07/30	516,868
500,000	General Motors Financial Company, Inc.		5.8500	04/06/30	525,388
600,000	General Motors Financial Company, Inc.		3.6000	06/21/30	579,207
500,000	General Motors Financial Company, Inc.		5.7500	02/08/31	525,729
700,000	General Motors Financial Company, Inc.		2.7000	06/10/31	636,852

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	AUTOMOTIVE — 1.9% (Continued)
500,000	General Motors Financial Company, Inc.		3.1000	01/12/32	$458,252
500,000	General Motors Financial Company, Inc.		6.4000	01/09/33	539,476
500,000	General Motors Financial Company, Inc.		6.1000	01/07/34	530,823
500,000	General Motors Financial Company, Inc.		5.9500	04/04/34	525,198
500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	590,888
500,000	Toyota Motor Credit Corporation		4.4500	06/29/29	506,808
800,000	Toyota Motor Credit Corporation		3.3750	04/01/30	778,319
600,000	Toyota Motor Credit Corporation		5.5500	11/20/30	634,675
600,000	Toyota Motor Credit Corporation		5.3500	01/09/35	626,887
					21,059,785
	BANKING — 14.8%
800,000	Banco Santander S.A.		6.6070	11/07/28	853,712
800,000	Banco Santander S.A.		5.5650	01/17/30	833,155
600,000	Banco Santander S.A.(a)	H15T1Y + 1.450%	5.5380	03/14/30	621,671
1,000,000	Banco Santander S.A.		2.7490	12/03/30	912,604
1,000,000	Banco Santander S.A.		6.9210	08/08/33	1,103,884
600,000	Banco Santander S.A.		6.3500	03/14/34	643,554
700,000	Bank of America Corporation(a)	TSFR3M + 1.472%	3.9740	02/07/30	696,784
1,000,000	Bank of America Corporation(a)	SOFRRATE + 1.000%	5.1620	01/24/31	1,031,677
800,000	Bank of America Corporation(a)	TSFR3M + 1.252%	2.4960	02/13/31	746,029
1,600,000	Bank of America Corporation(a)	SOFRRATE + 2.150%	2.5920	04/29/31	1,493,000
1,200,000	Bank of America Corporation(a)	SOFRRATE + 1.530%	1.8980	07/23/31	1,079,941
900,000	Bank of America Corporation(a)	SOFRRATE + 1.370%	1.9220	10/24/31	805,560
800,000	Bank of America Corporation(a)	SOFRRATE + 1.220%	2.6510	03/11/32	734,692
1,400,000	Bank of America Corporation(a)	SOFRRATE + 1.320%	2.6870	04/22/32	1,284,741
1,300,000	Bank of America Corporation(a)	SOFRRATE + 1.220%	2.2990	07/21/32	1,162,248
1,100,000	Bank of America Corporation Series N(a)	SOFRRATE + 1.210%	2.5720	10/20/32	992,991
1,300,000	Bank of America Corporation(a)	SOFRRATE + 1.830%	4.5710	04/27/33	1,294,698
1,500,000	Bank of America Corporation(a)	SOFRRATE + 2.160%	5.0150	07/22/33	1,530,746

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	BANKING — 14.8% (Continued)
1,600,000	Bank of America Corporation(a)	SOFRRATE + 1.910%	5.2880	04/25/34	$1,645,417
1,200,000	Bank of America Corporation(a)	SOFRRATE + 1.840%	5.8720	09/15/34	1,276,243
1,400,000	Bank of America Corporation(a)	SOFRRATE + 1.650%	5.4680	01/23/35	1,453,567
1,000,000	Bank of America Corporation(a)	SOFRRATE + 1.310%	5.5110	01/24/36	1,039,474
600,000	Bank of America Corporation		6.1100	01/29/37	643,319
800,000	Bank of America Corporation(a)	TSFR3M + 2.076%	4.2440	04/24/38	744,770
600,000	Bank of America Corporation		7.7500	05/14/38	731,975
1,300,000	Bank of America Corporation(a)	SOFRRATE + 1.930%	2.6760	06/19/41	955,510
1,200,000	Bank of America Corporation(a)	SOFRRATE + 1.580%	3.3110	04/22/42	941,455
1,000,000	Bank of America Corporation(a)	TSFR3M + 1.782%	4.3300	03/15/50	842,592
1,800,000	Bank of America Corporation(a)	TSFR3M + 3.412%	4.0830	03/20/51	1,442,692
700,000	Bank of America Corporation(a)	SOFRRATE + 1.560%	2.9720	07/21/52	459,607
500,000	Bank of Montreal		5.5110	06/04/31	525,009
500,000	Bank of Nova Scotia		4.8500	02/01/30	512,055
500,000	Bank of Nova Scotia(a)	SOFRRATE + 1.070%	5.1300	02/14/31	514,681
400,000	Barclays plc(a)	SOFRRATE + 1.740%	5.6900	03/12/30	416,586
800,000	Barclays plc(a)	SOFRRATE + 1.230%	5.3670	02/25/31	826,603
800,000	Barclays plc(a)	H15T1Y + 1.900%	2.6450	06/24/31	742,512
1,000,000	Barclays plc(a)	H15T1Y + 3.500%	7.4370	11/02/33	1,143,994
900,000	Barclays plc(a)	SOFRRATE + 2.980%	6.2240	05/09/34	966,602
600,000	Barclays plc(a)	SOFRRATE + 2.620%	6.6920	09/13/34	663,350
600,000	Barclays plc(a)	SOFRRATE + 1.910%	5.3350	09/10/35	608,588
1,000,000	Barclays plc(a)	SOFRRATE + 1.590%	5.7850	02/25/36	1,043,672
800,000	Canadian Imperial Bank of Commerce(a)	SOFRRATE + 1.105%	5.2450	01/13/31	825,904
800,000	Canadian Imperial Bank of Commerce		3.6000	04/07/32	763,555
900,000	Citibank NA		5.5700	04/30/34	948,250
800,000	Citigroup, Inc.(a)	SOFRRATE + 1.364%	5.1740	02/13/30	822,182

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	BANKING — 14.8% (Continued)
500,000	Citigroup, Inc.(a)	TSFR3M + 1.600%	3.9800	03/20/30	$496,401
700,000	Citigroup, Inc.(a)	SOFRRATE + 1.338%	4.5420	09/19/30	706,051
600,000	Citigroup, Inc.(a)	SOFRRATE + 1.422%	2.9760	11/05/30	571,936
800,000	Citigroup, Inc.(a)	SOFRRATE + 1.146%	2.6660	01/29/31	749,948
1,300,000	Citigroup, Inc.(a)	SOFRRATE + 3.914%	4.4120	03/31/31	1,300,215
1,400,000	Citigroup, Inc.(a)	SOFRRATE + 2.107%	2.5720	06/03/31	1,298,929
1,100,000	Citigroup, Inc.(a)	SOFRRATE + 1.167%	2.5610	05/01/32	998,295
700,000	Citigroup, Inc.(a)	SOFRRATE + 1.177%	2.5200	11/03/32	627,054
1,000,000	Citigroup, Inc.(a)	SOFRRATE + 1.351%	3.0570	01/25/33	915,855
800,000	Citigroup, Inc.(a)	SOFRRATE + 2.086%	4.9100	05/24/33	808,587
1,000,000	Citigroup, Inc.(a)	SOFRRATE + 2.338%	6.2700	11/17/33	1,088,598
1,100,000	Citigroup, Inc.(a)	SOFRRATE + 1.465%	5.3330	03/27/36	1,122,677
700,000	Citigroup, Inc.(a)	SOFRRATE + 4.548%	5.3160	03/26/41	698,192
800,000	Citigroup, Inc.(a)	SOFRRATE + 1.379%	2.9040	11/03/42	591,280
700,000	Citigroup, Inc.		6.6750	09/13/43	778,843
900,000	Citigroup, Inc.		4.7500	05/18/46	792,320
900,000	Citigroup, Inc.		4.6500	07/23/48	793,301
700,000	Citigroup, Inc.(a)	SOFRRATE + 1.746%	5.6120	03/04/56	697,413
400,000	Citizens Financial Group, Inc.(a)	SOFRRATE + 2.010%	5.8410	01/23/30	417,327
600,000	Citizens Financial Group, Inc.		3.2500	04/30/30	573,984
500,000	Citizens Financial Group, Inc.(a)	SOFRRATE + 1.259%	5.2530	03/05/31	512,919
800,000	Cooperatieve Rabobank UA		5.7500	12/01/43	808,535
500,000	Deutsche Bank A.G.		5.4140	05/10/29	519,909
800,000	Deutsche Bank A.G.(a)	SOFRRATE + 3.043%	3.5470	09/18/31	762,308
500,000	Deutsche Bank A.G.(a)	SOFRRATE + 2.050%	5.4030	09/11/35	507,845

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	BANKING — 14.8% (Continued)
500,000	Fifth Third Bancorp(a)	SOFRINDX + 2.127%	4.7720	07/28/30	$506,811
600,000	Fifth Third Bancorp(a)	SOFRRATE + 1.840%	5.6310	01/29/32	628,986
1,000,000	HSBC Holdings plc		4.9500	03/31/30	1,024,584
900,000	HSBC Holdings plc(a)	US0003M + 1.610%	3.9730	05/22/30	891,205
500,000	HSBC Holdings plc(a)	SOFRRATE + 1.290%	5.2860	11/19/30	516,564
500,000	HSBC Holdings plc(a)	SOFRRATE + 1.290%	5.1300	03/03/31	512,690
900,000	HSBC Holdings plc(a)	SOFRRATE + 2.387%	2.8480	06/04/31	842,985
700,000	HSBC Holdings plc(a)		2.3570	08/18/31	638,511
400,000	HSBC Holdings plc(a)	SOFRRATE + 1.520%	5.7330	05/17/32	420,970
1,200,000	HSBC Holdings plc(a)	SOFRRATE + 1.187%	2.8040	05/24/32	1,098,858
700,000	HSBC Holdings plc(a)	SOFRRATE + 2.870%	5.4020	08/11/33	724,130
900,000	HSBC Holdings plc(a)	SOFRRATE + 2.390%	6.2540	03/09/34	977,126
700,000	HSBC Holdings plc(a)	SOFRRATE + 1.780%	5.7190	03/04/35	737,337
900,000	HSBC Holdings plc(a)	SOFRRATE + 1.560%	5.4500	03/03/36	925,768
900,000	HSBC Holdings plc		6.5000	09/15/37	976,534
1,000,000	HSBC Holdings plc(a)	SOFRRATE + 2.650%	6.3320	03/09/44	1,095,021
600,000	HSBC Holdings plc		5.2500	03/14/44	585,913
700,000	Huntington Bancshares, Inc.(a)	SOFRRATE + 1.276%	5.2720	01/15/31	720,540
600,000	ING Groep N.V.(a)	SOFRRATE + 1.440%	5.3350	03/19/30	619,682
600,000	ING Groep N.V.(a)	SOFRINDX + 1.230%	5.0660	03/25/31	614,817
700,000	ING Groep N.V.(a)	SOFRRATE + 2.090%	6.1140	09/11/34	756,069
900,000	ING Groep N.V.(a)	SOFRRATE + 1.770%	5.5500	03/19/35	935,637
600,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.570%	6.0870	10/23/29	630,881
900,000	JPMorgan Chase & Company(a)	US0003M + 1.330%	4.4520	12/05/29	909,208
700,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.310%	5.0120	01/23/30	717,847

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	BANKING — 14.8% (Continued)
600,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.160%	5.5810	04/22/30	$625,249
600,000	JPMorgan Chase & Company(a)	TSFR3M + 1.422%	3.7020	05/06/30	591,720
500,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.125%	4.9950	07/22/30	513,310
900,000	JPMorgan Chase & Company(a)	TSFR3M + 1.510%	2.7390	10/15/30	855,571
700,000	JPMorgan Chase & Company(a)	SOFRRATE + 0.900%	5.1400	01/24/31	722,478
1,300,000	JPMorgan Chase & Company(a)	TSFR3M + 3.790%	4.4930	03/24/31	1,310,433
1,300,000	JPMorgan Chase & Company(a)	SOFRRATE + 2.040%	2.5220	04/22/31	1,210,910
700,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.435%	5.1030	04/22/31	722,389
700,000	JPMorgan Chase & Company(a)	TSFR3M + 1.105%	1.7640	11/19/31	622,808
1,000,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.065%	1.9530	02/04/32	890,880
900,000	JPMorgan Chase & Company(a)	TSFR3M + 1.250%	2.5800	04/22/32	821,982
800,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.180%	2.5450	11/08/32	721,061
100,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.260%	2.9630	01/25/33	91,768
800,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.800%	4.5860	04/26/33	801,701
1,400,000	JPMorgan Chase & Company(a)	SOFRRATE + 2.080%	4.9120	07/25/33	1,423,061
1,400,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.845%	5.3500	06/01/34	1,450,651
1,000,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.810%	6.2540	10/23/34	1,092,234
900,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.620%	5.3360	01/23/35	927,379
800,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.490%	5.7660	04/22/35	848,282
900,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.460%	5.2940	07/22/35	924,795
700,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.340%	4.9460	10/22/35	703,913
900,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.315%	5.5020	01/24/36	937,181
700,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.680%	5.5720	04/22/36	731,619
900,000	JPMorgan Chase & Company(a)	US0003M + 1.360%	3.8820	07/24/38	806,584
700,000	JPMorgan Chase & Company		5.6000	07/15/41	724,748
700,000	JPMorgan Chase & Company		5.4000	01/06/42	709,538

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	BANKING — 14.8% (Continued)
900,000	JPMorgan Chase & Company		4.9500	06/01/45	$845,969
1,100,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.550%	5.5340	11/29/45	1,111,407
1,200,000	JPMorgan Chase & Company(a)	TSFR3M + 1.642%	3.9640	11/15/48	969,495
800,000	JPMorgan Chase & Company(a)	SOFRRATE + 2.440%	3.1090	04/22/51	544,782
1,100,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.580%	3.3280	04/22/52	778,696
700,000	Lloyds Banking Group plc(a)	H15T1Y + 1.070%	5.7210	06/05/30	732,883
1,000,000	Lloyds Banking Group plc(a)	H15T1Y + 1.750%	5.6790	01/05/35	1,049,683
700,000	M&T Bank Corporation(a)	SOFRRATE + 1.610%	5.3850	01/16/36	710,689
900,000	Mitsubishi UFJ Financial Group, Inc.		3.1950	07/18/29	871,922
900,000	Mitsubishi UFJ Financial Group, Inc.		2.5590	02/25/30	842,832
600,000	Mitsubishi UFJ Financial Group, Inc.(a)	H15T1Y + 0.780%	5.1970	01/16/31	618,027
1,000,000	Mitsubishi UFJ Financial Group, Inc.(a)	H15T1Y + 0.950%	2.3090	07/20/32	894,951
500,000	Mitsubishi UFJ Financial Group, Inc.(a)	H15T1Y + 2.125%	5.1330	07/20/33	512,284
900,000	Mitsubishi UFJ Financial Group, Inc.(a)	H15T1Y + 1.630%	5.4410	02/22/34	938,657
800,000	Mitsubishi UFJ Financial Group, Inc.(a)	H15T1Y + 1.000%	5.4260	04/17/35	828,716
800,000	Mizuho Financial Group, Inc.(a)	SOFRRATE + 1.532%	1.9790	09/08/31	718,458
700,000	Mizuho Financial Group, Inc.(a)	H15T1Y + 1.800%	5.7540	05/27/34	740,249
600,000	Mizuho Financial Group, Inc.(a)	H15T1Y + 0.980%	5.4220	05/13/36	620,553
600,000	National Bank of Canada		5.6000	12/18/28	626,006
700,000	NatWest Group plc(a)	US0003M + 1.905%	5.0760	01/27/30	717,286
700,000	NatWest Group plc(a)	US0003M + 1.871%	4.4450	05/08/30	703,526
700,000	NatWest Group plc(a)	H15T1Y + 1.500%	5.7780	03/01/35	740,156
700,000	PNC Financial Services Group, Inc.(a)	SOFRRATE + 1.198%	5.4920	05/14/30	728,497
600,000	PNC Financial Services Group, Inc.(a)	SOFRINDX + 2.140%	6.0370	10/28/33	646,436
700,000	PNC Financial Services Group, Inc.(a)	SOFRRATE + 1.933%	5.0680	01/24/34	713,913
1,000,000	PNC Financial Services Group, Inc.(a)	SOFRRATE + 2.284%	6.8750	10/20/34	1,124,863
600,000	PNC Financial Services Group, Inc.(a)	SOFRRATE + 1.902%	5.6760	01/22/35	630,126
600,000	PNC Financial Services Group, Inc.(a)	SOFRRATE + 1.599%	5.4010	07/23/35	618,781
700,000	PNC Financial Services Group, Inc.(a)	SOFRRATE + 1.394%	5.5750	01/29/36	727,698

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	BANKING — 14.8% (Continued)
400,000	Royal Bank of Canada(a)	SOFRRATE + 1.100%	4.9690	08/02/30	$409,766
600,000	Royal Bank of Canada(a)	SOFRINDX + 1.080%	4.6500	10/18/30	608,916
600,000	Royal Bank of Canada(a)	SOFRRATE + 1.030%	5.1530	02/04/31	618,663
700,000	Royal Bank of Canada(a)	SOFRINDX + 1.130%	4.9700	05/02/31	717,251
900,000	Royal Bank of Canada		5.0000	02/01/33	922,703
700,000	Royal Bank of Canada		5.1500	02/01/34	727,168
600,000	Santander Holdings USA, Inc.(a)	SOFRRATE + 1.940%	5.3530	09/06/30	615,438
500,000	Santander Holdings USA, Inc.(a)	SOFRRATE + 1.878%	5.7410	03/20/31	518,735
700,000	Santander UK Group Holdings plc(a)	SOFRINDX + 1.524%	5.6940	04/15/31	730,648
1,000,000	Sumitomo Mitsui Financial Group, Inc.		2.7500	01/15/30	944,404
800,000	Sumitomo Mitsui Financial Group, Inc.		2.1300	07/08/30	729,544
700,000	Sumitomo Mitsui Financial Group, Inc.		5.7660	01/13/33	742,976
500,000	Sumitomo Mitsui Financial Group, Inc.		5.5580	07/09/34	523,779
500,000	Sumitomo Mitsui Financial Group, Inc.		5.6320	01/15/35	526,652
700,000	Sumitomo Mitsui Financial Group, Inc.		5.8360	07/09/44	718,513
700,000	Toronto-Dominion Bank		4.7830	12/17/29	717,368
500,000	Toronto-Dominion Bank		5.2980	01/30/32	522,205
900,000	Toronto-Dominion Bank		4.4560	06/08/32	900,267
700,000	Truist Bank		2.2500	03/11/30	641,479
800,000	Truist Financial Corporation(a)	SOFRRATE + 2.446%	7.1610	10/30/29	861,686
500,000	Truist Financial Corporation(a)	SOFRRATE + 1.571%	5.1530	08/05/32	515,407
800,000	Truist Financial Corporation(a)	SOFRRATE + 2.361%	5.8670	06/08/34	848,189
1,000,000	Truist Financial Corporation(a)	SOFRRATE + 1.922%	5.7110	01/24/35	1,048,127
800,000	US Bancorp Series CC(a)	SOFRRATE + 1.560%	5.3840	01/23/30	828,230
800,000	US Bancorp(a)	SOFRRATE + 1.061%	5.0460	02/12/31	821,845
700,000	US Bancorp Series AA(a)	SOFRRATE + 2.090%	5.8500	10/21/33	748,169
600,000	US Bancorp(a)	SOFRRATE + 1.600%	4.8390	02/01/34	602,908

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	BANKING — 14.8% (Continued)
700,000	US Bancorp(a)	SOFRRATE + 2.260%	5.8360	06/12/34	$742,323
500,000	US Bancorp(a)	SOFRRATE + 1.411%	5.4240	02/12/36	517,931
800,000	Wells Fargo & Company(a)	SOFRRATE + 1.790%	6.3030	10/23/29	845,167
1,000,000	Wells Fargo & Company(a)	TSFR3M + 1.432%	2.8790	10/30/30	952,964
800,000	Wells Fargo & Company(a)	SOFRRATE + 1.110%	5.2440	01/24/31	826,801
900,000	Wells Fargo & Company(a)	TSFR3M + 1.262%	2.5720	02/11/31	841,427
900,000	Wells Fargo & Company(a)	SOFRRATE + 4.032%	4.4780	04/04/31	904,612
900,000	Wells Fargo & Company(a)	SOFRRATE + 1.500%	5.1500	04/23/31	927,249
1,000,000	Wells Fargo & Company(a)	SOFRRATE + 1.500%	3.3500	03/02/33	932,705
1,400,000	Wells Fargo & Company(a)	SOFRRATE + 2.100%	4.8970	07/25/33	1,418,807
1,100,000	Wells Fargo & Company(a)	SOFRRATE + 2.020%	5.3890	04/24/34	1,138,473
1,300,000	Wells Fargo & Company(a)	SOFRRATE + 1.990%	5.5570	07/25/34	1,356,282
1,100,000	Wells Fargo & Company(a)	SOFRRATE + 2.060%	6.4910	10/23/34	1,211,795
900,000	Wells Fargo & Company(a)	SOFRRATE + 1.780%	5.4990	01/23/35	934,488
800,000	Wells Fargo & Company(a)	SOFRRATE + 1.380%	5.2110	12/03/35	812,569
600,000	Wells Fargo & Company(a)	SOFRRATE + 1.740%	5.6050	04/23/36	625,925
900,000	Wells Fargo & Company(a)	SOFRRATE + 2.530%	3.0680	04/30/41	696,214
800,000	Wells Fargo & Company		5.6060	01/15/44	794,624
800,000	Wells Fargo & Company		4.6500	11/04/44	701,368
700,000	Wells Fargo & Company		4.9000	11/17/45	633,784
800,000	Wells Fargo & Company		4.4000	06/14/46	670,990
700,000	Wells Fargo & Company		4.7500	12/07/46	615,853
1,000,000	Wells Fargo & Company(a)	SOFRRATE + 2.130%	4.6110	04/25/53	859,519
700,000	Westpac Banking Corporation		5.5350	11/17/28	731,685
800,000	Westpac Banking Corporation		1.9530	11/20/28	761,428
1,000,000	Westpac Banking Corporation		2.1500	06/03/31	903,708
800,000	Westpac Banking Corporation		2.9630	11/16/40	612,960
					165,641,720

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	BEVERAGES — 1.5%
600,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	$769,725
700,000	Anheuser-Busch InBev Worldwide, Inc.		4.9500	01/15/42	671,872
900,000	Anheuser-Busch InBev Worldwide, Inc.		4.4390	10/06/48	777,123
1,300,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	1,298,726
700,000	Anheuser-Busch InBev Worldwide, Inc.		5.8000	01/23/59	715,570
500,000	Coca-Cola Company		3.4500	03/25/30	490,328
800,000	Coca-Cola Company		1.6500	06/01/30	725,769
800,000	Coca-Cola Company		2.5000	06/01/40	595,573
800,000	Coca-Cola Company		3.0000	03/05/51	536,864
500,000	Coca-Cola Company		5.3000	05/13/54	489,701
500,000	Coca-Cola Company		5.2000	01/14/55	481,702
500,000	Coca-Cola Company		5.4000	05/13/64	486,602
600,000	Constellation Brands, Inc.		3.1500	08/01/29	579,794
700,000	Constellation Brands, Inc.		2.2500	08/01/31	623,048
500,000	Diageo Capital plc		5.5000	01/24/33	526,287
500,000	Diageo Capital plc		5.6250	10/05/33	530,052
800,000	Keurig Dr Pepper, Inc.		3.2000	05/01/30	761,293
800,000	Keurig Dr Pepper, Inc.		4.5000	04/15/52	650,101
1,000,000	Molson Coors Beverage Company		4.2000	07/15/46	811,237
700,000	PepsiCo, Inc.		2.7500	03/19/30	666,046
800,000	PepsiCo, Inc.		1.6250	05/01/30	725,731
800,000	PepsiCo, Inc.		3.9000	07/18/32	785,652
600,000	PepsiCo, Inc.		5.0000	02/07/35	615,578
800,000	PepsiCo, Inc.		2.6250	10/21/41	583,751
1,100,000	PepsiCo, Inc.		2.7500	10/21/51	692,879
					16,591,004
	BIOTECH & PHARMA — 6.1%
1,700,000	AbbVie, Inc.		3.2000	11/21/29	1,649,814
500,000	AbbVie, Inc.		4.8750	03/15/30	514,812
400,000	AbbVie, Inc.		4.9500	03/15/31	413,083
800,000	AbbVie, Inc.		5.0500	03/15/34	820,769
600,000	AbbVie, Inc.		4.5500	03/15/35	590,752

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	BIOTECH & PHARMA — 6.1% (Continued)
600,000	AbbVie, Inc.		5.2000	03/15/35	$619,581
800,000	AbbVie, Inc.		4.5000	05/14/35	784,113
1,200,000	AbbVie, Inc.		4.0500	11/21/39	1,069,819
1,000,000	AbbVie, Inc.		4.4000	11/06/42	892,127
600,000	AbbVie, Inc.		4.8500	06/15/44	556,529
1,100,000	AbbVie, Inc.		4.7000	05/14/45	995,137
900,000	AbbVie, Inc.		4.4500	05/14/46	783,144
700,000	AbbVie, Inc.		4.8750	11/14/48	636,740
1,100,000	AbbVie, Inc.		5.4000	03/15/54	1,070,301
600,000	AbbVie, Inc.		5.5000	03/15/64	582,888
700,000	Amgen, Inc.		2.4500	02/21/30	654,849
1,000,000	Amgen, Inc.		5.2500	03/02/30	1,038,249
1,500,000	Amgen, Inc.		5.2500	03/02/33	1,553,604
1,300,000	Amgen, Inc.		5.6000	03/02/43	1,312,530
800,000	Amgen, Inc.		4.5630	06/15/48	687,473
1,000,000	Amgen, Inc.		3.3750	02/21/50	712,504
1,400,000	Amgen, Inc.		5.6500	03/02/53	1,380,825
700,000	Amgen, Inc.		4.4000	02/22/62	551,375
900,000	Amgen, Inc.		5.7500	03/02/63	882,483
800,000	Astrazeneca Finance, LLC		4.8500	02/26/29	821,004
700,000	Astrazeneca Finance, LLC		5.0000	02/26/34	721,433
900,000	AstraZeneca plc		1.3750	08/06/30	800,119
900,000	AstraZeneca plc		6.4500	09/15/37	1,020,909
1,100,000	Biogen, Inc.		3.1500	05/01/50	715,743
700,000	Bristol-Myers Squibb Company		4.9000	02/22/29	721,280
600,000	Bristol-Myers Squibb Company		5.7500	02/01/31	640,955
600,000	Bristol-Myers Squibb Company		5.1000	02/22/31	623,930
700,000	Bristol-Myers Squibb Company		5.2000	02/22/34	725,278
800,000	Bristol-Myers Squibb Company		4.1250	06/15/39	723,597
1,400,000	Bristol-Myers Squibb Company		5.5500	02/22/54	1,373,785
600,000	Bristol-Myers Squibb Company		3.9000	03/15/62	435,018
800,000	Eli Lilly & Company		4.5000	02/09/29	815,087
700,000	Eli Lilly & Company		4.7500	02/12/30	718,851
800,000	Eli Lilly & Company		4.7000	02/09/34	809,212

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	BIOTECH & PHARMA — 6.1% (Continued)
800,000	Eli Lilly & Company		5.1000	02/12/35	$825,582
700,000	Eli Lilly & Company		4.8750	02/27/53	638,616
500,000	Eli Lilly & Company		5.0000	02/09/54	463,733
500,000	Eli Lilly & Company		5.0500	08/14/54	467,144
500,000	Eli Lilly & Company		5.5000	02/12/55	499,213
800,000	Eli Lilly & Company		5.1000	02/09/64	735,883
600,000	Eli Lilly & Company		5.6000	02/12/65	597,725
500,000	Gilead Sciences, Inc.		5.1000	06/15/35	511,945
500,000	Gilead Sciences, Inc.		4.6000	09/01/35	495,033
500,000	Gilead Sciences, Inc.		5.6500	12/01/41	519,771
800,000	Gilead Sciences, Inc.		4.8000	04/01/44	740,804
800,000	Gilead Sciences, Inc.		4.5000	02/01/45	710,712
800,000	Gilead Sciences, Inc.		4.7500	03/01/46	727,425
500,000	Gilead Sciences, Inc.		4.1500	03/01/47	415,274
700,000	Gilead Sciences, Inc.		2.8000	10/01/50	445,275
400,000	Gilead Sciences, Inc.		5.5500	10/15/53	398,718
400,000	Gilead Sciences, Inc.		5.5000	11/15/54	395,396
500,000	GlaxoSmithKline Capital, Inc.		4.8750	04/15/35	505,205
800,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	897,265
500,000	Johnson & Johnson		4.7000	03/01/30	514,801
900,000	Johnson & Johnson		1.3000	09/01/30	803,255
500,000	Johnson & Johnson		4.8500	03/01/32	518,200
1,000,000	Johnson & Johnson		5.0000	03/01/35	1,038,806
1,000,000	Johnson & Johnson		3.6250	03/03/37	905,806
600,000	Johnson & Johnson		3.7000	03/01/46	485,085
800,000	Johnson & Johnson		3.7500	03/03/47	645,225
600,000	Merck & Company, Inc.		4.5000	05/17/33	603,968
800,000	Merck & Company, Inc.		4.1500	05/18/43	688,729
600,000	Merck & Company, Inc.		4.9000	05/17/44	564,809
900,000	Merck & Company, Inc.		3.7000	02/10/45	717,110
1,600,000	Merck & Company, Inc.		2.7500	12/10/51	988,581
800,000	Novartis Capital Corporation		4.4000	05/06/44	711,947
800,000	Novartis Capital Corporation		4.0000	11/20/45	668,358
1,000,000	Novartis Capital Corporation		2.7500	08/14/50	643,901

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	BIOTECH & PHARMA — 6.1% (Continued)
600,000	Pfizer Investment Enterprises Pte Ltd.		4.6500	05/19/30	$611,752
1,300,000	Pfizer Investment Enterprises Pte Ltd.		4.7500	05/19/33	1,314,353
1,900,000	Pfizer Investment Enterprises Pte Ltd.		5.3000	05/19/53	1,807,157
1,300,000	Pfizer Investment Enterprises Pte Ltd.		5.3400	05/19/63	1,213,328
600,000	Pfizer, Inc.		2.6250	04/01/30	566,735
600,000	Pfizer, Inc.		1.7000	05/28/30	544,017
900,000	Pfizer, Inc.		7.2000	03/15/39	1,072,366
600,000	Pfizer, Inc.		4.3000	06/15/43	526,741
700,000	Pfizer, Inc.		4.4000	05/15/44	628,397
800,000	Pfizer, Inc.		4.1250	12/15/46	661,919
700,000	Regeneron Pharmaceuticals, Inc.		1.7500	09/15/30	626,556
900,000	Royalty Pharma plc		3.3000	09/02/40	700,716
1,000,000	Takeda Pharmaceutical Company Ltd.		5.0000	11/26/28	1,023,833
700,000	Takeda Pharmaceutical Company Ltd.		5.6500	07/05/44	705,985
500,000	Takeda Pharmaceutical Company Ltd.		3.1750	07/09/50	335,951
900,000	Wyeth, LLC		5.9500	04/01/37	968,867
600,000	Zoetis, Inc.		4.7000	02/01/43	551,131
					67,768,806
	CABLE & SATELLITE — 2.2%
1,000,000	Charter Communications Operating, LLC / Charter		6.1000	06/01/29	1,044,958
600,000	Charter Communications Operating, LLC / Charter		6.6500	02/01/34	632,591
600,000	Charter Communications Operating, LLC / Charter		6.5500	06/01/34	630,712
900,000	Charter Communications Operating, LLC / Charter		6.3840	10/23/35	924,390
1,400,000	Charter Communications Operating, LLC / Charter		6.4840	10/23/45	1,320,318
1,200,000	Charter Communications Operating, LLC / Charter		5.3750	05/01/47	988,809
600,000	Charter Communications Operating, LLC / Charter		5.7500	04/01/48	517,673
1,300,000	Charter Communications Operating, LLC / Charter		4.8000	03/01/50	988,195
900,000	Charter Communications Operating, LLC / Charter		3.7000	04/01/51	577,732
1,300,000	Charter Communications Operating, LLC / Charter		3.9000	06/01/52	850,989
600,000	Charter Communications Operating, LLC / Charter		4.4000	12/01/61	396,542
900,000	Comcast Corporation		3.4000	04/01/30	872,504
500,000	Comcast Corporation		4.2500	10/15/30	500,174
700,000	Comcast Corporation		1.9500	01/15/31	626,091
500,000	Comcast Corporation		1.5000	02/15/31	436,626

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	CABLE & SATELLITE — 2.2% (Continued)
100,000	Comcast Corporation		5.5000	11/15/32	$105,311
500,000	Comcast Corporation		4.2500	01/15/33	488,256
500,000	Comcast Corporation		4.6500	02/15/33	500,139
600,000	Comcast Corporation		4.8000	05/15/33	603,596
600,000	Comcast Corporation		4.2000	08/15/34	572,253
700,000	Comcast Corporation		3.2000	07/15/36	595,353
1,209,000	Comcast Corporation(b)		5.1680	01/15/37	1,190,831
1,000,000	Comcast Corporation		3.9000	03/01/38	869,276
600,000	Comcast Corporation		3.2500	11/01/39	468,870
900,000	Comcast Corporation		3.7500	04/01/40	740,911
1,000,000	Comcast Corporation		4.0000	08/15/47	757,850
1,100,000	Comcast Corporation		3.9690	11/01/47	828,006
1,100,000	Comcast Corporation		3.9990	11/01/49	817,447
1,200,000	Comcast Corporation		3.4500	02/01/50	804,325
3,000,000	Comcast Corporation		2.8870	11/01/51	1,766,438
600,000	Comcast Corporation		5.3500	05/15/53	541,370
600,000	Time Warner Cable, LLC		7.3000	07/01/38	638,358
600,000	Time Warner Cable, LLC		6.7500	06/15/39	603,857
700,000	Time Warner Cable, LLC		5.5000	09/01/41	614,681
					24,815,432
	CHEMICALS — 0.6%
800,000	Air Products and Chemicals, Inc.		4.6000	02/08/29	815,416
1,300,000	Air Products and Chemicals, Inc.		2.0500	05/15/30	1,198,567
500,000	Dow Chemical Company		6.9000	05/15/53	519,696
346,000	DuPont de Nemours, Inc.(b)		4.7250	11/15/28	350,920
1,200,000	Eastman Chemical Company		5.0000	08/01/29	1,226,607
700,000	LYB International Finance III, LLC		5.5000	03/01/34	692,931
700,000	Nutrien Ltd.		5.8000	03/27/53	704,043
800,000	Sherwin-Williams Company		4.5000	06/01/47	686,132
					6,194,312
	COMMERCIAL SUPPORT SERVICES — 0.3%
800,000	Waste Connections, Inc.		5.0000	03/01/34	814,709
600,000	Waste Management, Inc.		4.6250	02/15/30	611,441
800,000	Waste Management, Inc.		4.8000	03/15/32	820,172

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.3% (Continued)
900,000	Waste Management, Inc.		4.9500	03/15/35	$913,079
100,000	Waste Management, Inc.		5.3500	10/15/54	97,742
					3,257,143
	CONSTRUCTION MATERIALS — 0.2%
800,000	CRH America Finance, Inc.		5.5000	01/09/35	833,020
700,000	CRH SMW Finance DAC		5.1250	01/09/30	721,507
1,000,000	Martin Marietta Materials, Inc.		5.1500	12/01/34	1,022,694
					2,577,221
	CONTAINERS & PACKAGING — 0.1%
600,000	Amcor Flexibles North America, Inc.		5.5000	03/17/35	620,916
700,000	Berry Global, Inc. Series 21-25A CR		5.8000	06/15/31	740,967
					1,361,883
	DIVERSIFIED INDUSTRIALS — 0.6%
1,600,000	3M Company		2.3750	08/26/29	1,512,032
1,000,000	Emerson Electric Company		2.2000	12/21/31	895,140
1,000,000	Honeywell International, Inc.		1.9500	06/01/30	914,443
700,000	Honeywell International, Inc.		1.7500	09/01/31	613,596
600,000	Honeywell International, Inc.		5.0000	02/15/33	618,364
700,000	Honeywell International, Inc.		4.5000	01/15/34	694,742
800,000	Honeywell International, Inc.		5.2500	03/01/54	761,427
1,200,000	Parker-Hannifin Corporation		4.5000	09/15/29	1,217,121
					7,226,865
	E-COMMERCE DISCRETIONARY — 0.9%
700,000	Amazon.com, Inc.		4.6500	12/01/29	718,548
900,000	Amazon.com, Inc.		1.5000	06/03/30	811,047
700,000	Amazon.com, Inc.		2.1000	05/12/31	632,191
800,000	Amazon.com, Inc.		3.6000	04/13/32	774,441
600,000	Amazon.com, Inc.		4.7000	12/01/32	616,270
1,000,000	Amazon.com, Inc.		3.8750	08/22/37	908,282
800,000	Amazon.com, Inc.		2.8750	05/12/41	604,815
100,000	Amazon.com, Inc.		4.9500	12/05/44	95,946
1,200,000	Amazon.com, Inc.		4.0500	08/22/47	984,134
1,400,000	Amazon.com, Inc.		3.1000	05/12/51	936,678
900,000	Amazon.com, Inc.		3.9500	04/13/52	703,974

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	E-COMMERCE DISCRETIONARY — 0.9% (Continued)
900,000	Amazon.com, Inc.		4.2500	08/22/57	$721,942
700,000	Amazon.com, Inc.		4.1000	04/13/62	536,200
700,000	eBay, Inc.		4.0000	07/15/42	580,791
					9,625,259
	ELECTRIC UTILITIES — 3.5%
700,000	AES Corporation		5.8000	03/15/32	724,230
600,000	American Electric Power Company, Inc.		5.6250	03/01/33	628,891
700,000	Berkshire Hathaway Energy Company		5.1500	11/15/43	671,475
900,000	Berkshire Hathaway Energy Company		4.6000	05/01/53	758,961
700,000	Consolidated Edison Company of New York, Inc.		5.9000	11/15/53	715,025
800,000	Consolidated Edison Company of New York, Inc.		5.7000	05/15/54	799,894
600,000	Constellation Energy Generation, LLC		6.5000	10/01/53	651,753
600,000	Constellation Energy Generation, LLC		5.7500	03/15/54	593,471
700,000	Dominion Energy, Inc.		5.0000	06/15/30	718,662
900,000	Dominion Energy, Inc.		2.2500	08/15/31	804,714
800,000	Duke Energy Carolinas, LLC		4.9500	01/15/33	821,952
500,000	Duke Energy Carolinas, LLC		5.3500	01/15/53	480,785
500,000	Duke Energy Carolinas, LLC		5.4000	01/15/54	485,558
900,000	Duke Energy Corporation		2.4500	06/01/30	835,935
700,000	Duke Energy Corporation		5.4500	06/15/34	727,642
1,000,000	Duke Energy Corporation		3.7500	09/01/46	760,019
500,000	Entergy Louisiana, LLC		5.8000	03/15/55	504,197
900,000	Exelon Corporation		4.0500	04/15/30	892,212
900,000	Exelon Corporation		4.7000	04/15/50	770,877
600,000	Florida Power & Light Company		2.4500	02/03/32	541,182
700,000	Florida Power & Light Company		4.8000	05/15/33	711,157
600,000	Florida Power & Light Company		5.3000	06/15/34	627,051
800,000	Florida Power & Light Company		2.8750	12/04/51	512,629
600,000	Florida Power & Light Company		5.3000	04/01/53	578,352
1,100,000	Georgia Power Company		4.9500	05/17/33	1,124,271
700,000	MidAmerican Energy Company		5.8500	09/15/54	720,619
600,000	National Grid plc		5.4180	01/11/34	619,319
600,000	NextEra Energy Capital Holdings, Inc.		5.3000	03/15/32	623,519
700,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	716,100

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	ELECTRIC UTILITIES — 3.5% (Continued)
500,000	NextEra Energy Capital Holdings, Inc.		5.2500	03/15/34	$512,883
600,000	NextEra Energy Capital Holdings, Inc.		5.4500	03/15/35	619,228
800,000	NextEra Energy Capital Holdings, Inc.		5.2500	02/28/53	747,495
500,000	Northern States Power Company		5.1000	05/15/53	465,033
600,000	Oncor Electric Delivery Company, LLC		5.5500	06/15/54	585,254
700,000	Pacific Gas and Electric Company		6.1000	01/15/29	734,668
1,100,000	Pacific Gas and Electric Company		4.5500	07/01/30	1,097,665
600,000	Pacific Gas and Electric Company		6.4000	06/15/33	647,210
500,000	Pacific Gas and Electric Company		5.8000	05/15/34	519,372
600,000	Pacific Gas and Electric Company		5.7000	03/01/35	615,666
800,000	Pacific Gas and Electric Company		4.5000	07/01/40	697,483
1,500,000	Pacific Gas and Electric Company		4.9500	07/01/50	1,275,920
900,000	Pacific Gas and Electric Company		3.5000	08/01/50	610,500
700,000	Pacific Gas and Electric Company		6.7500	01/15/53	748,293
700,000	PacifiCorporation		5.4500	02/15/34	711,190
600,000	PacifiCorporation		5.5000	05/15/54	542,303
800,000	PacifiCorporation		5.8000	01/15/55	756,523
500,000	PPL Capital Funding, Inc.		5.2500	09/01/34	511,037
700,000	Public Service Company of Colorado		5.3500	05/15/34	720,799
500,000	Public Service Company of Colorado		5.7500	05/15/54	501,499
800,000	Public Service Enterprise Group, Inc.		2.4500	11/15/31	717,963
700,000	San Diego Gas & Electric Company		5.3500	04/01/53	662,065
700,000	Southern California Edison Company		5.4500	06/01/31	724,711
800,000	Southern California Edison Company		5.2000	06/01/34	801,958
1,200,000	Southern California Edison Company		4.0000	04/01/47	908,808
600,000	Southern Company		5.2000	06/15/33	616,036
400,000	Southern Company		4.4000	07/01/46	339,353
700,000	Xcel Energy, Inc.		5.6000	04/15/35	724,433
					39,235,800
	ELECTRICAL EQUIPMENT — 0.3%
1,000,000	Amphenol Corporation		2.8000	02/15/30	951,172
1,300,000	Carrier Global Corporation		2.7220	02/15/30	1,226,104
1,100,000	Carrier Global Corporation		2.7000	02/15/31	1,020,987
					3,198,263

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	ENTERTAINMENT CONTENT — 0.6%
600,000	Fox Corporation		5.4760	01/25/39	$599,288
700,000	Fox Corporation		5.5760	01/25/49	672,501
800,000	Paramount Global		4.2000	05/19/32	723,176
800,000	Paramount Global		4.3750	03/15/43	552,390
600,000	Walt Disney Company		2.0000	09/01/29	562,116
600,000	Walt Disney Company		3.8000	03/22/30	595,117
600,000	Walt Disney Company		2.6500	01/13/31	562,020
500,000	Walt Disney Company		6.6500	11/15/37	569,118
1,000,000	Walt Disney Company		3.5000	05/13/40	834,682
1,100,000	Walt Disney Company		2.7500	09/01/49	698,940
1,000,000	Walt Disney Company		3.6000	01/13/51	745,937
					7,115,285
	FOOD — 0.9%
800,000	Campbell Soup Company		5.4000	03/21/34	809,944
900,000	Conagra Brands, Inc.		4.8500	11/01/28	912,868
700,000	Conagra Brands, Inc.		5.3000	11/01/38	662,898
600,000	Hormel Foods Corporation		1.8000	06/11/30	542,675
800,000	J M Smucker Company		6.5000	11/15/53	868,544
900,000	JBS N.V./JBS USA Foods Group Holdings, Inc./JBS		5.9500	04/20/35	946,080
1,000,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		3.0000	05/15/32	904,249
900,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	937,872
2,300,000	Kraft Heinz Foods Company		4.3750	06/01/46	1,893,645
900,000	Mondelez International, Inc.		3.0000	03/17/32	826,437
1,000,000	Tyson Foods, Inc.		5.1000	09/28/48	927,003
					10,232,215
	GAS & WATER UTILITIES — 0.3%
900,000	American Water Capital Corporation		4.4500	06/01/32	900,499
700,000	American Water Capital Corporation		5.2500	03/01/35	719,478
800,000	NiSource, Inc.		3.6000	05/01/30	778,931
600,000	NiSource, Inc.		1.7000	02/15/31	527,953
800,000	NiSource, Inc.		4.3750	05/15/47	667,152
					3,594,013
	HEALTH CARE FACILITIES & SERVICES — 4.4%
600,000	AmerisourceBergen Corporation		2.7000	03/15/31	553,394

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.4% (Continued)
800,000	Anthem, Inc.		4.6500	08/15/44	$705,416
1,000,000	Anthem, Inc.		3.6000	03/15/51	712,842
500,000	Cardinal Health, Inc.		5.3500	11/15/34	514,659
900,000	Centene Corporation		4.6250	12/15/29	877,766
600,000	Centene Corporation		2.5000	03/01/31	519,152
500,000	Centene Corporation		2.6250	08/01/31	430,326
700,000	Cigna Corporation		4.8000	07/15/46	619,888
900,000	Cigna Group		4.3750	10/15/28	907,794
800,000	Cigna Group		2.3750	03/15/31	725,305
400,000	Cigna Group		5.1250	05/15/31	412,876
600,000	Cigna Group		5.2500	02/15/34	615,080
1,100,000	Cigna Group		4.9000	12/15/48	978,492
1,000,000	Cigna Group		3.4000	03/15/51	692,994
700,000	Cigna Group		5.6000	02/15/54	677,252
700,000	CVS Health Corporation		5.0000	01/30/29	715,431
800,000	CVS Health Corporation		3.2500	08/15/29	773,174
600,000	CVS Health Corporation		5.1250	02/21/30	615,723
600,000	CVS Health Corporation		5.2500	01/30/31	619,209
700,000	CVS Health Corporation		5.5500	06/01/31	732,316
700,000	CVS Health Corporation		5.2500	02/21/33	717,802
600,000	CVS Health Corporation		5.3000	06/01/33	615,509
1,700,000	CVS Health Corporation		4.7800	03/25/38	1,598,501
800,000	CVS Health Corporation		5.3000	12/05/43	743,625
1,600,000	CVS Health Corporation		5.1250	07/20/45	1,441,333
800,000	CVS Health Corporation		5.6250	02/21/53	751,455
1,000,000	CVS Health Corporation		5.8750	06/01/53	967,533
700,000	Elevance Health, Inc.		4.9500	11/01/31	714,709
600,000	Elevance Health, Inc.		5.3750	06/15/34	617,092
600,000	Elevance Health, Inc.		5.2000	02/15/35	609,632
1,000,000	Elevance Health, Inc.		3.1250	05/15/50	654,249
500,000	Elevance Health, Inc.		6.1000	10/15/52	515,272
900,000	Elevance Health, Inc.		5.1250	02/15/53	810,626
800,000	HCA, Inc.		4.1250	06/15/29	798,390
700,000	HCA, Inc.		3.5000	09/01/30	673,369

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.4% (Continued)
400,000	HCA, Inc.		5.5000	03/01/32	$417,238
600,000	HCA, Inc.		5.5000	06/01/33	623,340
500,000	HCA, Inc.		5.4500	09/15/34	513,624
600,000	HCA, Inc.		5.7500	03/01/35	628,222
600,000	HCA, Inc.		5.5000	06/15/47	568,906
800,000	HCA, Inc.		5.2500	06/15/49	727,478
700,000	HCA, Inc.		3.5000	07/15/51	476,514
800,000	HCA, Inc.		4.6250	03/15/52	654,419
400,000	HCA, Inc.		5.9000	06/01/53	392,538
500,000	HCA, Inc.		6.2000	03/01/55	510,568
1,400,000	Humana, Inc.		5.3750	04/15/31	1,434,681
900,000	IQVIA, Inc.		6.2500	02/01/29	947,473
800,000	Laboratory Corp of America Holdings		4.8000	10/01/34	790,863
500,000	Quest Diagnostics, Inc.		2.9500	06/30/30	474,267
500,000	Quest Diagnostics, Inc.		6.4000	11/30/33	552,083
800,000	UnitedHealth Group, Inc.		4.2500	01/15/29	805,431
800,000	UnitedHealth Group, Inc.		4.8000	01/15/30	818,390
700,000	UnitedHealth Group, Inc.		2.0000	05/15/30	639,013
700,000	UnitedHealth Group, Inc.		4.9500	01/15/32	716,766
600,000	UnitedHealth Group, Inc.		4.2000	05/15/32	590,314
700,000	UnitedHealth Group, Inc.		5.3500	02/15/33	728,140
700,000	UnitedHealth Group, Inc.		4.5000	04/15/33	691,303
600,000	UnitedHealth Group, Inc.		6.8750	02/15/38	687,853
800,000	UnitedHealth Group, Inc.		5.5000	07/15/44	788,819
900,000	UnitedHealth Group, Inc.		4.7500	07/15/45	805,133
1,000,000	UnitedHealth Group, Inc.		3.2500	05/15/51	674,069
800,000	UnitedHealth Group, Inc.		4.7500	05/15/52	689,374
800,000	UnitedHealth Group, Inc.		5.8750	02/15/53	806,151
800,000	UnitedHealth Group, Inc.		5.0500	04/15/53	720,947
700,000	UnitedHealth Group, Inc.		5.3750	04/15/54	658,272
600,000	UnitedHealth Group, Inc.		5.6250	07/15/54	585,730
700,000	UnitedHealth Group, Inc.		3.8750	08/15/59	501,464
500,000	UnitedHealth Group, Inc.		6.0500	02/15/63	509,062
700,000	UnitedHealth Group, Inc.		5.2000	04/15/63	625,967

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.4% (Continued)
600,000	UnitedHealth Group, Inc.		5.7500	07/15/64	$584,141
700,000	Universal Health Services, Inc.		2.6500	10/15/30	638,351
					49,605,090
	HOUSEHOLD PRODUCTS — 0.5%
500,000	Kenvue, Inc.		5.0000	03/22/30	514,698
600,000	Kenvue, Inc.		4.9000	03/22/33	611,683
800,000	Kenvue, Inc.		5.0500	03/22/53	734,030
600,000	Kimberly-Clark Corporation B		3.1000	03/26/30	576,523
600,000	Procter & Gamble Company		3.0000	03/25/30	578,840
700,000	Procter & Gamble Company		1.2000	10/29/30	617,349
400,000	Procter & Gamble Company		4.0500	01/26/33	399,212
600,000	Unilever Capital Corporation		5.9000	11/15/32	656,773
700,000	Unilever Capital Corporation		5.0000	12/08/33	725,056
					5,414,164
	INSTITUTIONAL FINANCIAL SERVICES — 4.7%
900,000	Brookfield Finance, Inc.		4.3500	04/15/30	903,780
800,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.770%	6.4840	10/24/29	847,304
1,300,000	Goldman Sachs Group, Inc.		3.8000	03/15/30	1,281,093
600,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.265%	5.7270	04/25/30	626,636
700,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.210%	5.0490	07/23/30	717,164
600,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.078%	5.2070	01/28/31	618,932
1,200,000	Goldman Sachs Group, Inc. (a)	SOFRRATE + 1.580%	5.2180	04/23/31	1,236,610
1,300,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.090%	1.9920	01/27/32	1,154,232
1,400,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.281%	2.6150	04/22/32	1,275,415
900,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.264%	2.6500	10/21/32	813,824
100,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.410%	3.1020	02/24/33	91,915
1,000,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.552%	5.8510	04/25/35	1,058,478
1,100,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.550%	5.3300	07/23/35	1,124,841

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.7% (Continued)
1,800,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.420%	5.0160	10/23/35	$1,802,518
1,500,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.380%	5.5360	01/28/36	1,552,599
900,000	Goldman Sachs Group, Inc.(a)	TSFR3M + 1.635%	4.0170	10/31/38	806,823
700,000	Goldman Sachs Group, Inc.(a)	TSFR3M + 1.692%	4.4110	04/23/39	646,685
900,000	Goldman Sachs Group, Inc.		6.2500	02/01/41	980,247
800,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.513%	3.2100	04/22/42	613,503
700,000	Goldman Sachs Group, Inc.		5.1500	05/22/45	658,863
700,000	Goldman Sachs Group, Inc.		4.7500	10/21/45	632,294
1,000,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.580%	5.5610	11/19/45	997,012
1,000,000	Goldman Sachs Group, Inc. (a)	SOFRRATE + 1.696%	5.7340	01/28/56	1,010,820
400,000	Intercontinental Exchange, Inc.		5.2500	06/15/31	418,851
600,000	Intercontinental Exchange, Inc.		4.6000	03/15/33	604,781
700,000	Intercontinental Exchange, Inc.		4.2500	09/21/48	593,697
1,200,000	Intercontinental Exchange, Inc.		3.0000	06/15/50	795,406
600,000	Intercontinental Exchange, Inc.		4.9500	06/15/52	552,149
1,000,000	Jefferies Financial Group, Inc.		6.2000	04/14/34	1,052,913
700,000	LPL Holdings, Inc.		6.7500	11/17/28	744,891
700,000	Morgan Stanley(a)	SOFRRATE + 1.830%	6.4070	11/01/29	741,096
400,000	Morgan Stanley(a)	SOFRRATE + 1.450%	5.1730	01/16/30	410,809
700,000	Morgan Stanley(a)	TSFR3M + 1.890%	4.4310	01/23/30	704,764
500,000	Morgan Stanley(a)	SOFRRATE + 1.260%	5.6560	04/18/30	520,782
300,000	Morgan Stanley(a)	SOFRRATE + 1.215%	5.0420	07/19/30	307,460
400,000	Morgan Stanley(a)	SOFRRATE + 1.100%	4.6540	10/18/30	405,002
700,000	Morgan Stanley(a)	SOFRRATE + 1.108%	5.2300	01/15/31	721,013
1,100,000	Morgan Stanley Series GMTN(a)	SOFRRATE + 1.143%	2.6990	01/22/31	1,032,680
1,400,000	Morgan Stanley(a)	SOFRRATE + 3.120%	3.6220	04/01/31	1,360,092
1,100,000	Morgan Stanley Series I(a)	SOFRRATE + 1.510%	5.1920	04/17/31	1,132,940

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.7% (Continued)
1,000,000	Morgan Stanley(a)	SOFRRATE + 1.034%	1.7940	02/13/32	$878,536
800,000	Morgan Stanley(a)	SOFRRATE + 1.020%	1.9280	04/28/32	703,368
1,100,000	Morgan Stanley(a)	SOFRRATE + 1.178%	2.2390	07/21/32	976,333
1,000,000	Morgan Stanley(a)	SOFRRATE + 2.560%	6.3420	10/18/33	1,091,541
1,000,000	Morgan Stanley(a)	SOFRRATE + 1.870%	5.2500	04/21/34	1,026,830
800,000	Morgan Stanley(a)	SOFRRATE + 1.880%	5.4240	07/21/34	829,227
900,000	Morgan Stanley(a)	SOFRRATE + 2.050%	6.6270	11/01/34	1,001,618
700,000	Morgan Stanley(a)	SOFRRATE + 1.730%	5.4660	01/18/35	725,010
1,000,000	Morgan Stanley(a)	SOFRRATE + 1.580%	5.8310	04/19/35	1,058,898
1,000,000	Morgan Stanley(a)	SOFRRATE + 1.555%	5.3200	07/19/35	1,026,468
900,000	Morgan Stanley(a)	SOFRRATE + 1.418%	5.5870	01/18/36	937,654
600,000	Morgan Stanley(a)	SOFRRATE + 1.757%	5.6640	04/17/36	627,761
700,000	Morgan Stanley(a)	US0003M + 1.455%	3.9710	07/22/38	629,227
800,000	Morgan Stanley		6.3750	07/24/42	889,287
500,000	Morgan Stanley		4.3750	01/22/47	432,358
700,000	Morgan Stanley(a)	SOFRRATE + 4.840%	5.5970	03/24/51	700,115
900,000	Morgan Stanley(a)	SOFRRATE + 1.710%	5.5160	11/19/55	890,337
700,000	Nasdaq, Inc.		5.9500	08/15/53	726,799
1,100,000	Nomura Holdings, Inc.		2.6790	07/16/30	1,019,387
1,000,000	Nomura Holdings, Inc.		2.9990	01/22/32	910,515
700,000	Northern Trust Corporation		1.9500	05/01/30	641,401
800,000	State Street Corporation		4.8340	04/24/30	822,280
					52,095,864
	INSURANCE — 1.9%
1,100,000	American International Group, Inc.		5.1250	03/27/33	1,128,037
1,000,000	Aon Corporation		3.7500	05/02/29	990,780
700,000	Aon North America, Inc.		5.4500	03/01/34	727,906
800,000	Aon North America, Inc.		5.7500	03/01/54	800,152

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	INSURANCE — 1.9% (Continued)
700,000	Arthur J Gallagher & Company		5.1500	02/15/35	$706,084
700,000	Arthur J Gallagher & Company		5.5500	02/15/55	671,788
900,000	Berkshire Hathaway Finance Corporation		4.2000	08/15/48	748,048
800,000	Berkshire Hathaway Finance Corporation		4.2500	01/15/49	667,900
1,000,000	Berkshire Hathaway Finance Corporation		2.8500	10/15/50	639,111
1,000,000	Berkshire Hathaway Finance Corporation		3.8500	03/15/52	765,726
600,000	Berkshire Hathaway, Inc.		4.5000	02/11/43	561,193
600,000	Chubb Corporation		6.0000	05/11/37	653,127
900,000	Chubb INA Holdings, Inc.		4.3500	11/03/45	783,342
800,000	Chubb INA Holdings, LLC		5.0000	03/15/34	817,079
800,000	Corebridge Financial, Inc.		3.9000	04/05/32	762,647
700,000	Corebridge Financial, Inc.		4.4000	04/05/52	570,898
700,000	Marsh & McLennan Companies, Inc.		4.8500	11/15/31	716,962
900,000	Marsh & McLennan Companies, Inc.		5.0000	03/15/35	909,593
800,000	Marsh & McLennan Companies, Inc.		4.9000	03/15/49	726,110
700,000	Marsh & McLennan Companies, Inc.		5.4000	03/15/55	678,120
700,000	MetLife, Inc.		5.7000	06/15/35	746,319
1,000,000	MetLife, Inc.		4.8750	11/13/43	935,887
600,000	MetLife, Inc.		5.0000	07/15/52	549,159
500,000	MetLife, Inc.		5.2500	01/15/54	475,335
800,000	Prudential Financial, Inc.		5.2000	03/14/35	817,539
1,000,000	Prudential Financial, Inc.		3.9350	12/07/49	777,374
800,000	Prudential Financial, Inc.		3.7000	03/13/51	592,283
600,000	Travelers Companies, Inc.		6.2500	06/15/37	667,430
800,000	Willis North America, Inc.		5.3500	05/15/33	823,634
					21,409,563
	INTERNET MEDIA & SERVICES — 1.0%
1,700,000	Alphabet, Inc.		1.1000	08/15/30	1,500,378
1,400,000	Alphabet, Inc.		1.9000	08/15/40	944,695
600,000	Expedia Group, Inc.		5.4000	02/15/35	613,644
500,000	Meta Platforms, Inc.		4.9500	05/15/33	510,323
700,000	Meta Platforms, Inc.		4.7500	08/15/34	699,686
900,000	Meta Platforms, Inc.		4.4500	08/15/52	724,449
800,000	Meta Platforms, Inc.		5.6000	05/15/53	761,354

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	INTERNET MEDIA & SERVICES — 1.0% (Continued)
1,000,000	Meta Platforms, Inc.		5.4000	08/15/54	$924,337
600,000	Meta Platforms, Inc.		4.6500	08/15/62	480,278
600,000	Meta Platforms, Inc.		5.7500	05/15/63	571,655
800,000	Netflix, Inc.		5.8750	11/15/28	839,483
400,000	Netflix, Inc.		6.3750	05/15/29	428,054
500,000	Netflix, Inc.		5.4000	08/15/54	479,850
600,000	Uber Technologies, Inc.		4.8000	09/15/34	597,759
500,000	Uber Technologies, Inc.		5.3500	09/15/54	476,369
					10,552,314
	LEISURE FACILITIES & SERVICES — 0.7%
500,000	Marriott International, Inc.		4.6250	06/15/30	506,819
700,000	Marriott International, Inc.		2.8500	04/15/31	650,034
600,000	Marriott International, Inc.		5.3500	03/15/35	615,978
600,000	Marriott International, Inc.		5.5000	04/15/37	613,357
400,000	McDonald's Corporation		3.6000	07/01/30	392,671
700,000	McDonald's Corporation		4.7000	12/09/35	696,209
700,000	McDonald's Corporation		4.8750	12/09/45	639,944
700,000	McDonald's Corporation		4.4500	03/01/47	602,110
1,000,000	McDonald's Corporation		3.6250	09/01/49	739,783
600,000	McDonald's Corporation		5.1500	09/09/52	560,291
800,000	Starbucks Corporation		2.2500	03/12/30	740,072
700,000	Starbucks Corporation		2.5500	11/15/30	648,814
1,000,000	Starbucks Corporation		3.5000	11/15/50	709,672
					8,115,754
	MACHINERY — 0.7%
800,000	Caterpillar, Inc.		3.8030	08/15/42	673,587
800,000	Caterpillar, Inc.		3.2500	09/19/49	577,356
500,000	Deere & Company		5.7000	01/19/55	520,756
1,100,000	Eaton Corporation		4.1500	03/15/33	1,081,983
1,100,000	Ingersoll Rand, Inc.		5.1760	06/15/29	1,137,944
600,000	John Deere Capital Corporation		4.8500	06/11/29	617,378
700,000	John Deere Capital Corporation		4.4000	09/08/31	707,118
900,000	John Deere Capital Corporation		5.0500	06/12/34	926,737
500,000	Regal Rexnord Corporation		6.4000	04/15/33	534,703

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	MACHINERY — 0.7% (Continued)
800,000	Stanley Black & Decker, Inc.		2.3000	03/15/30	$736,367
600,000	Trane Technologies Luxembourg Finance S.A.		3.8000	03/21/29	597,930
					8,111,859
	MEDICAL EQUIPMENT & DEVICES — 1.2%
600,000	Abbott Laboratories		4.7500	11/30/36	597,617
1,100,000	Abbott Laboratories		4.9000	11/30/46	1,028,973
700,000	Agilent Technologies, Inc.		2.3000	03/12/31	635,089
900,000	Baxter International, Inc.		2.2720	12/01/28	853,128
1,000,000	Becton Dickinson & Company		2.8230	05/20/30	943,832
1,100,000	Becton Dickinson & Company		1.9570	02/11/31	980,870
800,000	Danaher Corporation		2.8000	12/10/51	508,082
1,200,000	DH Europe Finance II Sarl		2.6000	11/15/29	1,141,260
500,000	GE HealthCare Technologies, Inc.		5.8570	03/15/30	527,928
600,000	GE HealthCare Technologies, Inc.		5.9050	11/22/32	644,454
500,000	GE HealthCare Technologies, Inc.		6.3770	11/22/52	543,453
500,000	Medtronic Global Holdings SCA		4.5000	03/30/33	500,017
700,000	Stryker Corporation		1.9500	06/15/30	636,738
500,000	Stryker Corporation		5.2000	02/10/35	513,086
800,000	Thermo Fisher Scientific, Inc.		2.6000	10/01/29	762,117
800,000	Thermo Fisher Scientific, Inc.		4.9770	08/10/30	827,481
900,000	Thermo Fisher Scientific, Inc.		5.0860	08/10/33	931,645
600,000	Zimmer Biomet Holdings, Inc.		2.6000	11/24/31	542,314
					13,118,084
	METALS & MINING — 0.7%
700,000	Barrick North America Finance, LLC		5.7500	05/01/43	718,299
700,000	BHP Billiton Finance USA Ltd.		5.0000	02/21/30	721,375
800,000	BHP Billiton Finance USA Ltd.		5.2500	09/08/33	828,730
800,000	BHP Billiton Finance USA Ltd.		5.3000	02/21/35	826,933
1,300,000	BHP Billiton Finance USA Ltd.		5.0000	09/30/43	1,241,843
600,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	586,061
800,000	Rio Tinto Finance USA plc		4.8750	03/14/30	820,591
900,000	Rio Tinto Finance USA plc		5.2500	03/14/35	925,996
1,000,000	Rio Tinto Finance USA plc		5.7500	03/14/55	1,022,471
					7,692,299

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	OIL & GAS PRODUCERS — 6.7%
1,000,000	BP Capital Markets America, Inc.		3.6330	04/06/30	$982,274
600,000	BP Capital Markets America, Inc.		2.7210	01/12/32	547,655
800,000	BP Capital Markets America, Inc.		4.8120	02/13/33	809,486
800,000	BP Capital Markets America, Inc.		5.2270	11/17/34	825,732
800,000	BP Capital Markets America, Inc.		3.0600	06/17/41	610,630
600,000	BP Capital Markets America, Inc.		3.0000	02/24/50	394,553
900,000	BP Capital Markets America, Inc.		2.7720	11/10/50	559,888
900,000	BP Capital Markets America, Inc.		2.9390	06/04/51	578,067
800,000	BP Capital Markets America, Inc.		3.3790	02/08/61	525,543
600,000	Canadian Natural Resources Ltd.		6.2500	03/15/38	635,968
600,000	Cheniere Corpus Christi Holdings, LLC		3.7000	11/15/29	587,453
500,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	502,127
700,000	Cheniere Energy Partners, L.P.		5.9500	06/30/33	742,257
500,000	Cheniere Energy Partners, L.P.		5.7500	08/15/34	521,863
500,000	Cheniere Energy, Inc.		5.6500	04/15/34	518,767
700,000	Chevron USA, Inc.		4.9800	04/15/35	715,572
700,000	ConocoPhillips Company		5.0500	09/15/33	718,688
700,000	ConocoPhillips Company		3.8000	03/15/52	520,013
600,000	ConocoPhillips Company		5.5000	01/15/55	579,557
700,000	Devon Energy Corporation		5.2000	09/15/34	706,561
800,000	Devon Energy Corporation		4.7500	05/15/42	703,876
800,000	Diamondback Energy, Inc.		3.1250	03/24/31	749,963
900,000	Diamondback Energy, Inc.		5.5500	04/01/35	927,539
700,000	Diamondback Energy, Inc.		5.7500	04/18/54	671,006
500,000	Enbridge, Inc.		3.1250	11/15/29	480,396
400,000	Enbridge, Inc.		6.2000	11/15/30	430,076
800,000	Enbridge, Inc.		5.7000	03/08/33	839,573
500,000	Enbridge, Inc.		5.6250	04/05/34	521,188
800,000	Enbridge, Inc.		3.4000	08/01/51	550,257
600,000	Enbridge, Inc.		6.7000	11/15/53	661,561
500,000	Energy Transfer, L.P.		5.2500	04/15/29	514,534
500,000	Energy Transfer, L.P.		6.4000	12/01/30	541,368
600,000	Energy Transfer, L.P.		6.5500	12/01/33	657,398
600,000	Energy Transfer, L.P.		5.6000	09/01/34	618,423

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	OIL & GAS PRODUCERS — 6.7% (Continued)
700,000	Energy Transfer, L.P.		6.1250	12/15/45	$697,990
600,000	Energy Transfer, L.P.		6.0000	06/15/48	587,758
700,000	Energy Transfer, L.P.		6.2500	04/15/49	700,239
800,000	Energy Transfer, L.P.		5.0000	05/15/50	678,190
600,000	Energy Transfer, L.P.		5.9500	05/15/54	573,854
500,000	Energy Transfer, L.P.		6.0500	09/01/54	485,647
700,000	Enterprise Products Operating, LLC		2.8000	01/31/30	665,246
600,000	Enterprise Products Operating, LLC		5.3500	01/31/33	626,525
700,000	Enterprise Products Operating, LLC		4.9500	02/15/35	708,244
900,000	Enterprise Products Operating, LLC		4.8500	03/15/44	824,475
900,000	Enterprise Products Operating, LLC		5.1000	02/15/45	847,075
800,000	Enterprise Products Operating, LLC		3.2000	02/15/52	531,924
700,000	Enterprise Products Operating, LLC		3.3000	02/15/53	471,527
700,000	Enterprise Products Operating, LLC		5.5500	02/16/55	682,484
600,000	EOG Resources, Inc.		5.6500	12/01/54	591,620
500,000	Expand Energy Corporation		5.7000	01/15/35	517,766
800,000	Exxon Mobil Corporation		4.2270	03/19/40	732,275
900,000	Exxon Mobil Corporation		4.3270	03/19/50	756,077
1,000,000	Exxon Mobil Corporation		3.4520	04/15/51	720,146
700,000	Hess Corporation		5.6000	02/15/41	726,336
500,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	567,955
700,000	Kinder Morgan, Inc.		5.0000	02/01/29	718,532
800,000	Kinder Morgan, Inc.		5.2000	06/01/33	823,820
600,000	Kinder Morgan, Inc.		5.4000	02/01/34	620,821
800,000	Kinder Morgan, Inc.		5.5500	06/01/45	778,677
800,000	Kinder Morgan, Inc.		5.2000	03/01/48	740,817
800,000	Marathon Petroleum Corporation		5.1500	03/01/30	824,358
700,000	Marathon Petroleum Corporation		6.5000	03/01/41	750,048
600,000	MPLX, L.P.		5.5000	06/01/34	613,502
500,000	MPLX, L.P.		5.4000	04/01/35	505,566
700,000	MPLX, L.P.		4.7000	04/15/48	583,833
700,000	MPLX, L.P.		5.5000	02/15/49	645,788
800,000	MPLX, L.P.		4.9500	03/14/52	676,762
800,000	Occidental Petroleum Corporation		8.8750	07/15/30	923,586

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	OIL & GAS PRODUCERS — 6.7% (Continued)
400,000	Occidental Petroleum Corporation		7.5000	05/01/31	$451,251
500,000	Occidental Petroleum Corporation		5.3750	01/01/32	514,286
500,000	Occidental Petroleum Corporation		6.4500	09/15/36	533,782
500,000	Occidental Petroleum Corporation		6.6000	03/15/46	517,592
700,000	ONEOK, Inc.		5.6500	11/01/28	727,337
600,000	ONEOK, Inc.		4.7500	10/15/31	603,021
700,000	ONEOK, Inc.		6.0500	09/01/33	743,231
700,000	ONEOK, Inc.		5.0500	11/01/34	693,160
700,000	ONEOK, Inc.		5.7000	11/01/54	656,192
700,000	Phillips 66		5.8750	05/01/42	707,871
900,000	Phillips 66		4.8750	11/15/44	796,464
600,000	Phillips 66 Company		5.2500	06/15/31	622,095
500,000	Plains All American Pipeline, L.P. / PAA Finance		3.8000	09/15/30	487,191
900,000	Sabine Pass Liquefaction, LLC		4.5000	05/15/30	905,201
1,000,000	Shell Finance US, Inc.(b)		3.8750	11/13/28	1,003,689
1,000,000	Shell Finance US, Inc.(b)		6.3750	12/15/38	1,116,116
700,000	Shell Finance US, Inc.(b)		5.5000	03/25/40	715,611
1,000,000	Shell Finance US, Inc.		4.3750	05/11/45	864,472
800,000	Shell Finance US, Inc.		4.0000	05/10/46	650,201
900,000	Shell Finance US, Inc.		3.2500	04/06/50	623,972
600,000	Southwestern Energy Company		5.3750	03/15/30	610,899
500,000	Suncor Energy, Inc.		6.8500	06/01/39	555,032
600,000	Targa Resources Corporation		5.5500	08/15/35	615,119
400,000	Targa Resources Corporation		6.5000	02/15/53	420,968
500,000	Targa Resources Corporation		6.1250	05/15/55	501,834
800,000	Targa Resources Partners, L.P. / Targa Resources		5.5000	03/01/30	815,323
900,000	TotalEnergies Capital International S.A.		2.8290	01/10/30	861,840
1,600,000	TotalEnergies Capital International S.A.		3.1270	05/29/50	1,076,519
600,000	TotalEnergies Capital S.A.		5.1500	04/05/34	621,219
900,000	TotalEnergies Capital S.A.		5.4880	04/05/54	878,029
800,000	TotalEnergies Capital S.A.		5.6380	04/05/64	782,070
1,100,000	TransCanada PipeLines Ltd.		4.1000	04/15/30	1,088,923
600,000	TransCanada PipeLines Ltd.		4.6250	03/01/34	586,674
900,000	TransCanada PipeLines Ltd.		6.2000	10/15/37	962,623

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	OIL & GAS PRODUCERS — 6.7% (Continued)
800,000	Valero Energy Corporation		3.6500	12/01/51	$556,508
700,000	Western Midstream Operating, L.P.		4.0500	02/01/30	687,131
800,000	Western Midstream Operating, L.P.		5.4500	11/15/34	805,983
900,000	Williams Companies, Inc.		2.6000	03/15/31	823,813
800,000	Williams Companies, Inc.		5.6000	03/15/35	832,282
700,000	Williams Companies, Inc.		5.1000	09/15/45	647,568
700,000	Williams Companies, Inc.		5.3000	08/15/52	649,552
700,000	Woodside Finance Ltd.		5.1000	09/12/34	692,979
					74,354,898
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
500,000	Halliburton Company		4.8500	11/15/35	493,124
600,000	Halliburton Company		7.4500	09/15/39	710,665
900,000	Halliburton Company		5.0000	11/15/45	812,729
					2,016,518
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
800,000	Alexandria Real Estate Equities, Inc.		3.5500	03/15/52	555,193
700,000	American Tower Corporation		5.8000	11/15/28	731,325
600,000	American Tower Corporation		2.1000	06/15/30	546,717
600,000	American Tower Corporation		1.8750	10/15/30	537,050
500,000	American Tower Corporation		5.5500	07/15/33	523,790
500,000	American Tower Corporation		5.9000	11/15/33	534,702
800,000	Boston Properties, L.P.		3.2500	01/30/31	751,224
500,000	Boston Properties, L.P.		6.5000	01/15/34	537,185
700,000	Boston Properties, L.P.		5.7500	01/15/35	717,981
700,000	Brixmor Operating Partnership, L.P.		4.0500	07/01/30	689,489
700,000	Crown Castle, Inc.		2.2500	01/15/31	626,408
800,000	Crown Castle, Inc.		2.1000	04/01/31	707,009
700,000	Crown Castle, Inc.		5.8000	03/01/34	735,031
800,000	Equinix, Inc.		2.1500	07/15/30	726,897
800,000	Equinix, Inc.		2.5000	05/15/31	725,170
500,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.6250	09/15/34	506,598
600,000	Healthpeak OP, LLC		5.2500	12/15/32	615,583
500,000	Host Hotels & Resorts, L.P.		3.5000	09/15/30	476,621
600,000	Prologis, L.P.		5.1250	01/15/34	615,324

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.6% (Continued)
600,000	Prologis, L.P.		5.0000	03/15/34	$610,161
700,000	Prologis, L.P.		5.2500	03/15/54	669,287
800,000	Realty Income Corporation		5.1250	02/15/34	819,058
700,000	Simon Property Group, L.P.		2.4500	09/13/29	662,657
900,000	Simon Property Group, L.P.		3.2500	09/13/49	622,887
500,000	Ventas Realty, L.P.		4.4000	01/15/29	502,887
500,000	VICI Properties, L.P.		4.9500	02/15/30	506,325
500,000	VICI Properties, L.P.		5.1250	11/15/31	506,049
500,000	VICI Properties, L.P.		5.1250	05/15/32	503,398
800,000	Welltower, Inc.		3.1000	01/15/30	767,530
					18,029,536
	RETAIL - CONSUMER STAPLES — 0.9%
900,000	Costco Wholesale Corporation		1.6000	04/20/30	817,050
900,000	Kroger Company		5.0000	09/15/34	902,360
1,000,000	Kroger Company		5.5000	09/15/54	957,501
600,000	Kroger Company		5.6500	09/15/64	573,155
800,000	Target Corporation		2.3500	02/15/30	749,909
800,000	Target Corporation		5.0000	04/15/35	809,130
800,000	Target Corporation		4.8000	01/15/53	714,974
700,000	Walmart, Inc.		1.8000	09/22/31	624,753
500,000	Walmart, Inc.		4.1500	09/09/32	502,629
500,000	Walmart, Inc.		4.1000	04/15/33	497,877
900,000	Walmart, Inc.		4.9000	04/28/35	922,740
1,000,000	Walmart, Inc.		2.5000	09/22/41	725,369
1,000,000	Walmart, Inc.		2.6500	09/22/51	631,470
900,000	Walmart, Inc.		4.5000	09/09/52	796,218
					10,225,135
	RETAIL - DISCRETIONARY — 1.2%
700,000	AutoZone, Inc.		4.0000	04/15/30	691,398
800,000	Home Depot, Inc.		3.9000	12/06/28	803,253
900,000	Home Depot, Inc.		2.9500	06/15/29	873,185
700,000	Home Depot, Inc.		2.7000	04/15/30	663,183
700,000	Home Depot, Inc.		1.3750	03/15/31	609,037
700,000	Home Depot, Inc.		1.8750	09/15/31	618,157

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	RETAIL - DISCRETIONARY — 1.2% (Continued)
500,000	Home Depot, Inc.		4.9500	06/25/34	$510,321
900,000	Home Depot, Inc.		5.8750	12/16/36	972,748
600,000	Home Depot, Inc.		5.9500	04/01/41	645,563
900,000	Home Depot, Inc.		4.2500	04/01/46	767,770
900,000	Home Depot, Inc.		3.9000	06/15/47	718,822
900,000	Home Depot, Inc.		3.1250	12/15/49	616,241
1,000,000	Home Depot, Inc.		2.7500	09/15/51	624,462
600,000	Home Depot, Inc.		5.3000	06/25/54	577,568
600,000	Lowe's Companies, Inc.		3.6500	04/05/29	592,877
700,000	Lowe's Companies, Inc.		1.7000	10/15/30	623,429
700,000	Lowe's Companies, Inc.		2.8000	09/15/41	505,985
1,200,000	Lowe's Companies, Inc.		3.0000	10/15/50	771,307
700,000	Lowe's Companies, Inc.		4.2500	04/01/52	557,730
500,000	Lowe's Companies, Inc.		5.6250	04/15/53	488,736
					13,231,772
	SEMICONDUCTORS — 2.7%
1,200,000	Analog Devices, Inc.		2.1000	10/01/31	1,067,506
800,000	Applied Materials, Inc.		2.7500	06/01/50	517,950
500,000	Broadcom, Inc.		5.0500	07/12/29	515,211
500,000	Broadcom, Inc.		4.3500	02/15/30	502,989
600,000	Broadcom, Inc.		5.0500	04/15/30	618,567
1,400,000	Broadcom, Inc.		2.4500	02/15/31	1,281,380
700,000	Broadcom, Inc.(b)		4.1500	04/15/32	685,041
700,000	Broadcom, Inc.		5.2000	04/15/32	725,253
700,000	Broadcom, Inc.		3.4190	04/15/33	647,199
1,000,000	Broadcom, Inc.		3.4690	04/15/34	910,425
600,000	Broadcom, Inc.		4.8000	10/15/34	599,391
1,100,000	Broadcom, Inc.(b)		3.1370	11/15/35	947,635
1,000,000	Broadcom, Inc.(b)		3.1870	11/15/36	848,615
800,000	Broadcom, Inc.(b)		4.9260	05/15/37	789,179
800,000	Broadcom, Inc.		3.7500	02/15/51	605,901
500,000	Intel Corporation		5.1250	02/10/30	512,986
600,000	Intel Corporation		3.9000	03/25/30	589,386
700,000	Intel Corporation		2.0000	08/12/31	616,133

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	SEMICONDUCTORS — 2.7% (Continued)
1,100,000	Intel Corporation		5.2000	02/10/33	$1,123,315
900,000	Intel Corporation		4.1000	05/19/46	698,644
1,100,000	Intel Corporation		3.7340	12/08/47	795,247
1,100,000	Intel Corporation		3.2500	11/15/49	719,281
900,000	Intel Corporation		4.7500	03/25/50	747,933
800,000	Intel Corporation		5.7000	02/10/53	757,650
600,000	Intel Corporation		5.9000	02/10/63	574,783
700,000	KLA Corporation		4.9500	07/15/52	640,206
500,000	KLA Corporation		5.2500	07/15/62	467,334
1,300,000	Lam Research Corporation		1.9000	06/15/30	1,184,229
800,000	Microchip Technology, Inc.		5.0500	03/15/29	818,956
1,500,000	Micron Technology, Inc.		5.8750	09/15/33	1,596,396
1,000,000	NVIDIA Corporation		2.8500	04/01/30	956,234
1,000,000	NVIDIA Corporation		3.5000	04/01/50	743,812
800,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		3.4000	05/01/30	772,168
700,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	633,690
1,100,000	QUALCOMM, Inc.		4.8000	05/20/45	1,005,330
1,000,000	QUALCOMM, Inc.		4.5000	05/20/52	849,384
1,100,000	Texas Instruments, Inc.		4.1500	05/15/48	913,467
800,000	Texas Instruments, Inc.		5.0500	05/18/63	723,670
					29,702,476
	SOFTWARE — 2.6%
900,000	Adobe, Inc.		2.3000	02/01/30	842,629
500,000	Autodesk, Inc.		2.4000	12/15/31	445,947
3,000,000	Microsoft Corporation		2.5250	06/01/50	1,825,101
1,000,000	Microsoft Corporation		2.5000	09/15/50	604,919
2,300,000	Microsoft Corporation		2.9210	03/17/52	1,503,097
2,000,000	Microsoft Corporation		3.0410	03/17/62	1,238,209
700,000	Oracle Corporation		6.1500	11/09/29	730,136
1,100,000	Oracle Corporation		2.9500	04/01/30	1,016,881
900,000	Oracle Corporation		2.8750	03/25/31	809,071
400,000	Oracle Corporation		5.2500	02/03/32	399,574
900,000	Oracle Corporation		6.2500	11/09/32	939,209
700,000	Oracle Corporation		4.3000	07/08/34	633,621

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	SOFTWARE — 2.6% (Continued)
600,000	Oracle Corporation		4.7000	09/27/34	$557,633
600,000	Oracle Corporation		3.9000	05/15/35	517,731
500,000	Oracle Corporation		5.5000	08/03/35	487,782
900,000	Oracle Corporation		3.8000	11/15/37	727,036
600,000	Oracle Corporation		6.5000	04/15/38	614,576
1,100,000	Oracle Corporation		3.6000	04/01/40	816,568
800,000	Oracle Corporation		5.3750	07/15/40	721,865
700,000	Oracle Corporation		3.6500	03/25/41	511,988
900,000	Oracle Corporation		4.1250	05/15/45	647,485
1,100,000	Oracle Corporation		4.0000	07/15/46	762,471
900,000	Oracle Corporation		4.0000	11/15/47	618,201
1,900,000	Oracle Corporation		3.6000	04/01/50	1,187,414
1,300,000	Oracle Corporation		3.9500	03/25/51	856,037
700,000	Oracle Corporation		5.5500	02/06/53	581,746
700,000	Oracle Corporation		4.3750	05/15/55	482,360
500,000	Oracle Corporation		6.0000	08/03/55	439,116
1,600,000	Oracle Corporation		3.8500	04/01/60	974,282
700,000	Salesforce, Inc.		1.9500	07/15/31	622,751
800,000	Salesforce, Inc.		2.7000	07/15/41	574,940
1,000,000	Salesforce, Inc.		2.9000	07/15/51	627,669
700,000	Synopsys, Inc.		4.8500	04/01/30	714,642
600,000	Synopsys, Inc.		5.0000	04/01/32	614,024
800,000	Synopsys, Inc.		5.1500	04/01/35	811,858
600,000	Synopsys, Inc.		5.7000	04/01/55	593,517
500,000	VMware, LLC		4.7000	05/15/30	508,814
600,000	VMware, LLC		2.2000	08/15/31	534,480
600,000	Workday, Inc.		3.8000	04/01/32	573,494
					28,668,874
	SPECIALTY FINANCE — 0.4%
900,000	AerCap Ireland Capital DAC / AerCap Global		3.0000	10/29/28	873,546
600,000	AerCap Ireland Capital DAC / AerCap Global		6.1500	09/30/30	639,859
1,400,000	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	1,295,959
900,000	AerCap Ireland Capital DAC / AerCap Global		4.9500	09/10/34	894,918
900,000	Air Lease Corporation		2.8750	01/15/32	810,349
					4 ,514,631

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	TECHNOLOGY HARDWARE — 2.1%
400,000	Apple, Inc.		3.2500	08/08/29	$393,376
1,100,000	Apple, Inc.		1.6500	05/11/30	1,000,957
700,000	Apple, Inc.		1.2500	08/20/30	621,400
1,100,000	Apple, Inc.		1.6500	02/08/31	982,704
700,000	Apple, Inc.		3.3500	08/08/32	671,273
1,100,000	Apple, Inc.		3.8500	05/04/43	928,442
600,000	Apple, Inc.		4.4500	05/06/44	549,904
800,000	Apple, Inc.		4.3750	05/13/45	711,901
1,300,000	Apple, Inc.		4.6500	02/23/46	1,188,503
900,000	Apple, Inc.		3.8500	08/04/46	731,008
1,000,000	Apple, Inc.		2.6500	05/11/50	624,704
1,100,000	Apple, Inc.		2.6500	02/08/51	681,511
1,000,000	Apple, Inc.		2.7000	08/05/51	621,897
700,000	Apple, Inc.		3.9500	08/08/52	555,659
800,000	Apple, Inc.		4.1000	08/08/62	626,235
500,000	CDW, LLC / CDW Finance Corporation		3.5690	12/01/31	467,439
800,000	Cisco Systems, Inc.		4.9500	02/26/31	828,224
900,000	Cisco Systems, Inc.		5.0500	02/26/34	923,744
700,000	Cisco Systems, Inc.		5.9000	02/15/39	753,960
800,000	Cisco Systems, Inc.		5.5000	01/15/40	829,565
1,100,000	Cisco Systems, Inc.		5.3000	02/26/54	1,056,014
700,000	Corning, Inc.		4.3750	11/15/57	575,803
500,000	Dell International, LLC / EMC Corporation		5.3000	10/01/29	516,070
500,000	Dell International, LLC / EMC Corporation		5.0000	04/01/30	511,732
500,000	Dell International, LLC / EMC Corporation		5.7500	02/01/33	525,239
500,000	Dell International, LLC / EMC Corporation		5.4000	04/15/34	511,079
500,000	Dell International, LLC / EMC Corporation		5.5000	04/01/35	513,948
700,000	Hewlett Packard Enterprise Company		4.5500	10/15/29	705,243
1,000,000	Hewlett Packard Enterprise Company		5.0000	10/15/34	985,497
600,000	Hewlett Packard Enterprise Company		5.6000	10/15/54	552,118
800,000	HP, Inc.		2.6500	06/17/31	721,440
500,000	Motorola Solutions, Inc.		4.6000	05/23/29	506,201

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	TECHNOLOGY HARDWARE — 2.1% (Continued)
800,000	Motorola Solutions, Inc.		2.3000	11/15/30	$727,860
					23,100,650
	TECHNOLOGY SERVICES — 1.9%
700,000	Accenture Capital, Inc.		4.5000	10/04/34	689,386
700,000	Automatic Data Processing, Inc.		4.4500	09/09/34	695,871
1,100,000	Fiserv, Inc.		3.5000	07/01/29	1,069,350
600,000	Fiserv, Inc.		5.6000	03/02/33	617,768
600,000	Fiserv, Inc.		5.1500	08/12/34	594,104
800,000	Fiserv, Inc.		4.4000	07/01/49	631,360
1,100,000	Global Payments, Inc.		2.9000	05/15/30	1,023,465
600,000	IBM International Capital Pte Ltd.		5.2500	02/05/44	578,821
500,000	IBM International Capital Pte Ltd.		5.3000	02/05/54	465,333
600,000	International Business Machines Corporation		3.5000	05/15/29	590,380
500,000	International Business Machines Corporation		4.8000	02/10/30	511,599
800,000	International Business Machines Corporation		1.9500	05/15/30	730,086
600,000	International Business Machines Corporation		4.4000	07/27/32	598,461
800,000	International Business Machines Corporation		4.1500	05/15/39	714,657
700,000	International Business Machines Corporation		4.0000	06/20/42	588,661
1,200,000	International Business Machines Corporation		4.2500	05/15/49	972,086
600,000	Leidos, Inc.		4.3750	05/15/30	599,700
700,000	Mastercard, Inc.		3.3500	03/26/30	683,829
500,000	Mastercard, Inc.		4.8750	05/09/34	510,234
600,000	Mastercard, Inc.		4.5500	01/15/35	596,827
900,000	Mastercard, Inc.		3.8500	03/26/50	703,011
600,000	Paychex, Inc.		5.1000	04/15/30	617,437
800,000	PayPal Holdings, Inc.		5.1500	06/01/34	817,534
600,000	RELX Capital, Inc.		4.0000	03/18/29	598,809
800,000	RELX Capital, Inc.		3.0000	05/22/30	761,742
900,000	S&P Global, Inc.		4.2500	05/01/29	905,095
1,100,000	Visa, Inc.		2.0500	04/15/30	1,021,127
800,000	Visa, Inc.		4.1500	12/14/35	773,366
1,600,000	Visa, Inc.		4.3000	12/14/45	1,393,052
					21,053,151

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	TELECOMMUNICATIONS — 4.4%
2,900,000	AT&T, Inc.		2.7500	06/01/31	$2,668,276
2,800,000	AT&T, Inc.		2.5500	12/01/33	2,384,430
1,900,000	AT&T, Inc.		5.4000	02/15/34	1,961,796
3,000,000	AT&T, Inc.		3.5000	09/15/53	2,011,156
3,000,000	AT&T, Inc.		3.5500	09/15/55	1,996,811
2,600,000	AT&T, Inc.		3.8000	12/01/57	1,795,332
3,000,000	AT&T, Inc.		3.6500	09/15/59	1,986,748
900,000	Bell Telephone Company of Canada or Bell Canada		4.4640	04/01/48	748,358
800,000	British Telecommunications plc		9.6250	12/15/30	973,613
1,200,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	1,400,094
1,100,000	Orange S.A.		9.0000	03/01/31	1,320,236
700,000	Rogers Communications, Inc.		5.3000	02/15/34	709,273
1,200,000	Rogers Communications, Inc.		4.5500	03/15/52	970,817
500,000	Sprint Capital Corporation		6.8750	11/15/28	536,475
900,000	Telefonica Emisiones S.A.		7.0450	06/20/36	1,006,792
500,000	T-Mobile USA, Inc.		2.6250	02/15/29	478,807
700,000	T-Mobile USA, Inc.		3.3750	04/15/29	683,457
2,200,000	T-Mobile USA, Inc.		3.8750	04/15/30	2,162,675
1,100,000	T-Mobile USA, Inc.		2.5500	02/15/31	1,006,865
500,000	T-Mobile USA, Inc.		2.8750	02/15/31	464,885
800,000	T-Mobile USA, Inc.		3.5000	04/15/31	764,396
1,000,000	T-Mobile USA, Inc.		5.0500	07/15/33	1,017,428
1,000,000	T-Mobile USA, Inc.		5.3000	05/15/35	1,021,258
700,000	T-Mobile USA, Inc.		4.3750	04/15/40	626,228
1,300,000	T-Mobile USA, Inc.		4.5000	04/15/50	1,071,774
1,300,000	T-Mobile USA, Inc.		3.3000	02/15/51	868,578
1,300,000	T-Mobile USA, Inc.		3.4000	10/15/52	873,641
800,000	T-Mobile USA, Inc.		5.6500	01/15/53	772,086
500,000	T-Mobile USA, Inc.		5.7500	01/15/54	488,998
400,000	Verizon Communications, Inc.		3.8750	02/08/29	398,817
1,600,000	Verizon Communications, Inc.		1.7500	01/20/31	1,412,081
1,900,000	Verizon Communications, Inc.		2.3550	03/15/32	1,675,841
800,000	Verizon Communications, Inc.		5.0500	05/09/33	818,470
600,000	Verizon Communications, Inc.		4.7800	02/15/35	589,458

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	TELECOMMUNICATIONS — 4.4% (Continued)
1,200,000	Verizon Communications, Inc.		5.2500	04/02/35	$1,217,411
1,500,000	Verizon Communications, Inc.		2.6500	11/20/40	1,070,291
1,700,000	Verizon Communications, Inc.		3.4000	03/22/41	1,326,253
1,500,000	Verizon Communications, Inc.		2.8750	11/20/50	929,256
1,600,000	Verizon Communications, Inc.		3.5500	03/22/51	1,137,135
600,000	Verizon Communications, Inc.		3.8750	03/01/52	445,193
600,000	Verizon Communications, Inc.		5.5000	02/23/54	575,912
2,100,000	Verizon Communications, Inc.		3.7000	03/22/61	1,419,154
800,000	Vodafone Group plc		5.7500	06/28/54	779,680
					48,566,235
	TOBACCO & CANNABIS — 1.6%
1,000,000	Altria Group, Inc.		3.4000	05/06/30	964,875
800,000	Altria Group, Inc.		2.4500	02/04/32	708,259
1,300,000	Altria Group, Inc.		3.4000	02/04/41	1,007,374
1,000,000	Altria Group, Inc.		4.2500	08/09/42	839,486
1,200,000	Altria Group, Inc.		3.8750	09/16/46	904,731
900,000	Altria Group, Inc.		3.7000	02/04/51	637,090
500,000	BAT Capital Corporation		6.3430	08/02/30	540,518
500,000	BAT Capital Corporation		5.8340	02/20/31	531,159
500,000	BAT Capital Corporation		2.7260	03/25/31	461,572
500,000	BAT Capital Corporation		6.4210	08/02/33	549,961
400,000	BAT Capital Corporation		6.0000	02/20/34	428,636
1,000,000	BAT Capital Corporation		4.3900	08/15/37	919,001
900,000	BAT Capital Corporation		7.0810	08/02/53	1,020,346
600,000	BAT International Finance plc		5.9310	02/02/29	629,994
500,000	Philip Morris International, Inc.		4.6250	11/01/29	509,003
600,000	Philip Morris International, Inc.		5.6250	11/17/29	631,161
800,000	Philip Morris International, Inc.		5.1250	02/15/30	826,276
800,000	Philip Morris International, Inc.		2.1000	05/01/30	733,873
600,000	Philip Morris International, Inc.		4.7500	11/01/31	611,555
600,000	Philip Morris International, Inc.		5.7500	11/17/32	641,188
800,000	Philip Morris International, Inc.		5.3750	02/15/33	833,576
900,000	Philip Morris International, Inc.		5.2500	02/13/34	929,917
1,200,000	Philip Morris International, Inc.		3.8750	08/21/42	990,955

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	TOBACCO & CANNABIS — 1.6% (Continued)
1,000,000	Reynolds American, Inc.		5.8500	08/15/45	$987,340
					17,837,846
	TRANSPORTATION & LOGISTICS — 1.3%
1,200,000	Burlington Northern Santa Fe, LLC		4.4500	03/15/43	1,069,360
1,300,000	Burlington Northern Santa Fe, LLC		3.9000	08/01/46	1,049,566
900,000	Burlington Northern Santa Fe, LLC		5.2000	04/15/54	850,454
700,000	Burlington Northern Santa Fe, LLC		5.5000	03/15/55	691,922
600,000	Canadian National Railway Company		3.8500	08/05/32	582,098
800,000	Canadian Pacific Railway Company		3.0000	12/02/41	602,526
1,000,000	Canadian Pacific Railway Company		3.1000	12/02/51	667,740
700,000	CSX Corporation		4.2500	03/15/29	706,873
1,100,000	CSX Corporation		3.8000	11/01/46	868,596
900,000	Norfolk Southern Corporation		3.0500	05/15/50	596,257
400,000	Norfolk Southern Corporation		5.3500	08/01/54	384,400
700,000	Union Pacific Corporation		2.4000	02/05/30	657,046
600,000	Union Pacific Corporation		2.8000	02/14/32	552,535
600,000	Union Pacific Corporation		5.1000	02/20/35	618,160
900,000	Union Pacific Corporation		3.2000	05/20/41	706,566
1,200,000	Union Pacific Corporation		3.7990	10/01/51	906,787
600,000	Union Pacific Corporation		2.9500	03/10/52	384,027
1,100,000	Union Pacific Corporation		3.8390	03/20/60	799,896
500,000	United Parcel Service, Inc.		5.1500	05/22/34	519,165
700,000	United Parcel Service, Inc.		5.3000	04/01/50	673,557
600,000	United Parcel Service, Inc.		5.0500	03/03/53	549,709
500,000	United Parcel Service, Inc.		5.5000	05/22/54	488,353
					14,925,593
	TRANSPORTATION EQUIPMENT — 0.0%(c)
500,000	Cummins, Inc.		5.4500	02/20/54	493,663

	WHOLESALE - CONSUMER STAPLES — 0.2%
1,100,000	Archer-Daniels-Midland Company		3.2500	03/27/30	1,063,191
1,000,000	Bunge Ltd. Finance Corporation		2.7500	05/14/31	921,228
1,000,000	Sysco Corporation		3.1500	12/14/51	669,768

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

		Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.2% (Continued)
		$2,654,187
	TOTAL CORPORATE BONDS (Cost $886,970,361)	902,318,464

Shares
	SHORT-TERM INVESTMENTS — 17.2%
	MONEY MARKET FUND - 17.2%
191,798,790	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.58% (Cost $191,798,790)(d)	191,798,790

	TOTAL INVESTMENTS - 98.1% (Cost $1,078,769,151)	$1,094,117,254
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%	21,367,048
	NET ASSETS - 100.0%	$1,115,484,302

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
235	CBOT 10 Year US Treasury Note	03/23/2026	$26,279,609	$(233,161)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	TSFR3M

US0003M	ICE LIBOR USD 3 Month

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

(a)	Variable rate security; the rate shown represents the rate on January 31, 2026.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is $7,647,635 or 0.7% of net assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven-day effective yield as of January 31, 2026.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Payment Frequency	Notional Value at January 31, 2026	Value	Upfront Premiums Paid	Unrealized Appreciation
CDX North American High Yield Series 44	GS	6/20/2030	5.00%	Quarterly	$14,850,000	$1,360,905	$503,808	$857,097
CDX North American Investment Grade Series 45	GS	12/20/2030	1.00%	Quarterly	50,000,000	1,182,994	1,060,539	122,455
TOTAL OPEN CREDIT DEFAULT SWAP						$2,543,899	$1,564,347	$979,552

GS - Goldman Sachs

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 5.6%
	EQUITY - 5.6%
6,300	Vanguard S&P 500 ETF				$4,008,186

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,268,201)				4,008,186

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 77.6%
	ADVERTISING & MARKETING — 1.4%
1,000,000	Omnicom Group, Inc. / Omnicom Capital, Inc.		3.6000	04/15/26	999,029

	AEROSPACE & DEFENSE — 4.2%
1,000,000	Boeing Company		2.1960	02/04/26	999,830
1,000,000	RTX Corporation		5.7500	11/08/26	1,012,903
1,000,000	Teledyne Technologies, Inc.		1.6000	04/01/26	996,032
					3,008,765
	ASSET MANAGEMENT — 1.4%
1,000,000	Charles Schwab Corporation(a)	SOFRRATE + 0.520%	4.3320	05/13/26	1,000,646

	AUTOMOTIVE — 9.8%
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.870%	4.5200	07/09/27	1,005,408
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.730%	4.5420	08/13/27	1,004,827
1,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	4.4700	03/19/27	1,004,383
1,000,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	992,147
1,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	4.6810	03/25/27	1,004,776
1,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	4.4610	04/01/27	1,004,116
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	4.5190	03/20/26	1,000,482
					7,016,139
	BANKING — 6.9%
1,000,000	Bank of America Corporation(c)	SOFRRATE + 0.960%	1.7340	07/22/27	989,654
1,000,000	Citibank NA(a)	SOFRRATE + 0.781%	4.5350	05/29/27	1,004,793

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 77.6% (Continued)
	BANKING — 6.9% (Continued)
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.3930	08/28/26	$1,002,197
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	984,396
1,000,000	Wells Fargo & Company Series Q(c)	US0003M + 1.170%	3.1960	06/17/27	997,068
					4,978,108
	BEVERAGES — 1.4%
1,000,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.3850	11/15/26	1,000,582

	BIOTECH & PHARMA — 2.8%
1,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.1960	03/12/27	1,003,771
1,000,000	Merck & Company, Inc.(a)	SOFRRATE + 0.460%	4.1510	09/15/27	1,005,620
					2,009,391
	CONTAINERS & PACKAGING — 1.4%
1,000,000	Sealed Air Corporation(b)		1.5730	10/15/26	983,394

	E-COMMERCE DISCRETIONARY — 1.4%
1,000,000	eBay, Inc.		1.4000	05/10/26	993,425

	ELECTRIC UTILITIES — 2.8%
1,000,000	Entergy Corporation		2.9500	09/01/26	994,143
1,000,000	Sempra		5.4000	08/01/26	1,005,875
					2,000,018
	ELECTRICAL EQUIPMENT — 2.6%
1,000,000	Amphenol Corporation(a)	SOFRRATE + 0.530%	4.3490	11/15/27	1,002,708
866,000	Fortive Corporation		3.1500	06/15/26	862,905
					1,865,613
	ENTERTAINMENT CONTENT — 1.5%
1,121,000	Take-Two Interactive Software, Inc.		5.0000	03/28/26	1,122,582

	FOOD — 2.8%
1,000,000	Conagra Brands, Inc.		5.3000	10/01/26	1,007,478
1,000,000	Kraft Heinz Foods Company		3.0000	06/01/26	996,838

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 77.6% (Continued)
	FOOD — 2.8% (Continued)
					$2,004,316
	HEALTH CARE FACILITIES & SERVICES — 2.8%
1,000,000	CVS Health Corporation		2.8750	06/01/26	996,373
1,000,000	Universal Health Services, Inc.		1.6500	09/01/26	985,450
					1,981,823
	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
1,000,000	Morgan Stanley(c)	SOFRRATE + 0.879%	1.5930	05/04/27	993,794

	INSURANCE — 1.4%
1,000,000	Brown & Brown, Inc.		4.6000	12/23/26	1,006,132

	LEISURE FACILITIES & SERVICES — 3.0%
1,177,000	Marriott International, Inc.		3.1250	06/15/26	1,173,661
1,000,000	Royal Caribbean Cruises Ltd.(b)		4.2500	07/01/26	999,699
					2,173,360
	OIL & GAS PRODUCERS — 4.2%
1,000,000	Enbridge, Inc.		1.6000	10/04/26	984,433
1,000,000	Energy Transfer, L.P.		6.0500	12/01/26	1,015,749
1,000,000	MPLX, L.P. B		1.7500	03/01/26	998,185
					2,998,367
	REAL ESTATE INVESTMENT TRUSTS — 4.9%
1,000,000	Crown Castle International Corporation		3.7000	06/15/26	998,478
1,000,000	Equinix, Inc.		1.4500	05/15/26	992,769
1,500,000	Weyerhaeuser Company		4.7500	05/15/26	1,503,483
					3,494,730
	RETAIL - DISCRETIONARY — 5.4%
1,000,000	AutoZone, Inc.		3.1250	04/21/26	998,254
1,000,000	Lowe’s Companies, Inc.		4.8000	04/01/26	1,000,933
912,000	O’Reilly Automotive, Inc.		3.5500	03/15/26	911,625
1,000,000	Ross Stores, Inc.		0.8750	04/15/26	993,988
					3,904,800
	SEMICONDUCTORS — 1.4%
1,000,000	Skyworks Solutions, Inc.		1.8000	06/01/26	991,998

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 77.6% (Continued)
	SOFTWARE — 4.2%
1,000,000	Fortinet, Inc.	1.0000	03/15/26	$996,423
1,000,000	Oracle Corporation	1.6500	03/25/26	996,499
1,000,000	Oracle Corporation	2.6500	07/15/26	992,967
				2,985,889
	TECHNOLOGY HARDWARE — 4.3%
1,000,000	Avnet, Inc.	4.6250	04/15/26	1,000,176
200,000	Dell International, LLC / EMC Corporation	6.0200	06/15/26	200,586
881,000	Jabil, Inc.	1.7000	04/15/26	876,987
1,000,000	TD SYNNEX Corporation	1.7500	08/09/26	987,095
				3,064,844
	TELECOMMUNICATIONS — 1.4%
1,000,000	T-Mobile USA, Inc.	1.5000	02/15/26	998,823

	TOBACCO & CANNABIS — 1.4%
1,000,000	Altria Group, Inc.	2.6250	09/16/26	992,631

	TRANSPORTATION EQUIPMENT — 1.4%
1,000,000	Westinghouse Air Brake Technologies Corporation	3.4500	11/15/26	996,220

	TOTAL CORPORATE BONDS (Cost $55,454,961)			55,565,419

Shares
	SHORT-TERM INVESTMENTS — 7.3%
	MONEY MARKET FUND - 7.3%
5,237,563	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.58% (Cost $5,237,563)(d)			5,237,563

	TOTAL INVESTMENTS - 90.5% (Cost $63,960,725)			$64,811,168
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.5%			6,803,293
	NET ASSETS - 100.0%			$71,614,461

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
194	CME E-Mini Standard & Poor’s 500 Index Futures	03/23/2026	$67,567,775	$952,650
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is $5,996,850 or 8.4% of net assets.

(c)	Variable rate security; the rate shown represents the rate on January 31, 2026.

(d)	Rate disclosed is the seven-day effective yield as of January 31, 2026.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.5%
	ADVERTISING & MARKETING — 1.5%
1,216,000	Omnicom Group, Inc. / Omnicom Capital, Inc.		3.6000	04/15/26	$1,214,819

	AEROSPACE & DEFENSE — 4.2%
1,000,000	Boeing Company		2.1960	02/04/26	999,830
1,000,000	RTX Corporation		5.7500	11/08/26	1,012,902
1,380,000	Teledyne Technologies, Inc.		1.6000	04/01/26	1,374,525
					3,387,257
	ASSET MANAGEMENT — 1.2%
1,000,000	Charles Schwab Corporation(a)	SOFRRATE + 0.520%	4.3320	05/13/26	1,000,646

	AUTOMOTIVE — 8.8%
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.870%	4.5200	07/09/27	1,005,408
1,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	4.4700	03/19/27	1,004,383
1,000,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	992,147
1,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	5.2770	11/05/26	1,002,860
1,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	4.6810	03/25/27	1,004,776
1,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	4.4610	04/01/27	1,004,116
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	4.5190	03/20/26	1,000,482
					7,014,172
	BANKING — 8.8%
1,000,000	Bank of America Corporation(c)	SOFRRATE + 0.960%	1.7340	07/22/27	989,654
1,000,000	Citibank NA(a)	SOFRINDX + 0.590%	4.2300	04/30/26	1,000,693
1,000,000	Citibank NA(a)	SOFRRATE + 0.781%	4.5350	05/29/27	1,004,793
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.3930	08/28/26	1,002,197
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	984,396
1,000,000	PNC Bank NA(c)	SOFRRATE + 0.630%	4.5430	05/13/27	1,001,423
1,000,000	Wells Fargo & Company Series Q(c)	US0003M + 1.170%	3.1960	06/17/27	997,068
					6,980,224

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.5% (Continued)
	BEVERAGES — 1.9%
1,500,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.3850	11/15/26	$1,500,873

	BIOTECH & PHARMA — 5.0%
1,000,000	Amgen, Inc.		2.6000	08/19/26	993,281
1,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.1960	03/12/27	1,003,771
1,000,000	Merck & Company, Inc.(a)	SOFRRATE + 0.460%	4.1510	09/15/27	1,005,620
1,000,000	Pfizer, Inc.(a)	SOFRRATE + 0.500%	4.2890	11/15/27	1,004,235
					4,006,907
	CHEMICALS — 1.3%
1,025,000	Cabot Corporation		3.4000	09/15/26	1,017,068

	CONTAINERS & PACKAGING — 1.2%
1,000,000	Sealed Air Corporation(b)		1.5730	10/15/26	983,394

	E-COMMERCE DISCRETIONARY — 1.2%
1,000,000	eBay, Inc.		1.4000	05/10/26	993,425

	ELECTRIC UTILITIES — 2.5%
1,000,000	Entergy Corporation		2.9500	09/01/26	994,143
1,000,000	Sempra		5.4000	08/01/26	1,005,875
					2,000,018
	ELECTRICAL EQUIPMENT — 3.9%
1,000,000	Amphenol Corporation(a)	SOFRRATE + 0.530%	4.3490	11/15/27	1,002,708
1,000,000	Fortive Corporation		3.1500	06/15/26	996,426
1,139,000	Johnson Controls International plc		3.9000	02/14/26	1,139,023
					3,138,157
	ENTERTAINMENT CONTENT — 2.1%
1,680,000	Take-Two Interactive Software, Inc.		5.0000	03/28/26	1,682,370

	FOOD — 4.3%
1,000,000	Conagra Brands, Inc.		5.3000	10/01/26	1,007,479

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.5% (Continued)
	FOOD — 4.3% (Continued)
1,348,000	Kellogg Company		3.2500	04/01/26	$1,346,837
1,052,000	Kraft Heinz Foods Company		3.0000	06/01/26	1,048,673
					3,402,989
	GAS & WATER UTILITIES — 1.3%
1,000,000	National Fuel Gas Company		5.5000	10/01/26	1,009,358

	HEALTH CARE FACILITIES & SERVICES — 3.7%
1,000,000	Cardinal Health, Inc.		4.7000	11/15/26	1,006,481
1,000,000	CVS Health Corporation		2.8750	06/01/26	996,373
1,000,000	Universal Health Services, Inc.		1.6500	09/01/26	985,450
					2,988,304
	INSTITUTIONAL FINANCIAL SERVICES — 2.5%
1,000,000	Jefferies Financial Group, Inc.		4.5000	09/15/26	1,002,910
1,000,000	Morgan Stanley(c)	SOFRRATE + 0.879%	1.5930	05/04/27	993,795
					1,996,705
	INSURANCE — 1.3%
1,000,000	Brown & Brown, Inc.		4.6000	12/23/26	1,006,132

	LEISURE FACILITIES & SERVICES — 2.7%
1,177,000	Marriott International, Inc.		3.1250	06/15/26	1,173,662
1,000,000	Royal Caribbean Cruises Ltd.(b)		4.2500	07/01/26	999,699
					2,173,361
	MACHINERY — 1.3%
1,000,000	Veralto Corporation		5.5000	09/18/26	1,009,138

	OIL & GAS PRODUCERS — 7.6%
1,000,000	Chevron USA, Inc.(a)	SOFRINDX + 0.360%	4.1370	02/26/27	1,002,695
1,000,000	Enbridge, Inc.		1.6000	10/04/26	984,433
1,000,000	Enbridge, Inc.		5.9000	11/15/26	1,014,254
1,000,000	Energy Transfer, L.P.		6.0500	12/01/26	1,015,749
1,000,000	MPLX, L.P. B		1.7500	03/01/26	998,185
1,000,000	ONEOK, Inc.		5.5500	11/01/26	1,010,134
					6,025,450

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 4.4%
1,000,000	Crown Castle International Corporation		3.7000	06/15/26	$998,478
1,000,000	Equinix, Inc.		1.4500	05/15/26	992,769
1,500,000	Weyerhaeuser Company		4.7500	05/15/26	1,503,483
					3,494,730
	RETAIL - DISCRETIONARY — 6.2%
1,000,000	AutoZone, Inc.		3.1250	04/21/26	998,254
1,000,000	AutoZone, Inc.		5.0500	07/15/26	1,004,899
1,000,000	Lowe’s Companies, Inc.		4.8000	04/01/26	1,000,933
912,000	O’Reilly Automotive, Inc.		3.5500	03/15/26	911,625
1,000,000	Ross Stores, Inc.		0.8750	04/15/26	993,988
					4,909,699
	SEMICONDUCTORS — 1.2%
1,000,000	Skyworks Solutions, Inc.		1.8000	06/01/26	991,998

	SOFTWARE — 4.2%
1,141,000	Fortinet, Inc.		1.0000	03/15/26	1,136,919
1,000,000	Oracle Corporation		1.6500	03/25/26	996,499
1,237,000	Oracle Corporation		2.6500	07/15/26	1,228,300
					3,361,718
	SPECIALTY FINANCE — 1.3%
1,000,000	American Express Company(c)	SOFRINDX + 0.750%	5.6450	04/23/27	1,003,701

	TECHNOLOGY HARDWARE — 4.2%
1,000,000	Avnet, Inc.		4.6250	04/15/26	1,000,176
200,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	200,586
1,000,000	Jabil, Inc.		1.7000	04/15/26	995,445
1,150,000	TD SYNNEX Corporation		1.7500	08/09/26	1,135,159
					3,331,366
	TECHNOLOGY SERVICES — 1.3%
1,000,000	Fidelity National Information Services, Inc.		1.1500	03/01/26	997,838

	TELECOMMUNICATIONS — 1.3%
1,000,000	T-Mobile USA, Inc.		1.5000	02/15/26	998,823

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.5% (Continued)
	TOBACCO & CANNABIS — 1.2%
1,000,000	Altria Group, Inc.		2.6250	09/16/26	$992,631

	TRANSPORTATION EQUIPMENT — 1.9%
1,500,000	Westinghouse Air Brake Technologies Corporation		3.4500	11/15/26	1,494,330

	TOTAL CORPORATE BONDS (Cost $75,971,497)				76,107,601

Shares
	SHORT-TERM INVESTMENTS — 3.7%
	MONEY MARKET FUND - 3.7%
2,933,535	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.58% (Cost $2,933,535)(d)				2,933,535

	TOTAL INVESTMENTS - 99.2% (Cost $78,905,032)				$79,041,136
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%				665,979
	NET ASSETS - 100.0%				$79,707,115

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is $5,996,850 or 7.5% of net assets.

(c)	Variable rate security; the rate shown represents the rate on January 31, 2026.

(d)	Rate disclosed is the seven-day effective yield as of January 31, 2026.